     As filed with the Securities and Exchange Commission on August 30, 2005


                       1933 Act Registration No. 333-52965
                       1940 Act Registration No. 811-08767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No. / /
                       Post-Effective Amendment No. 19 /X/

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                              Amendment No. 20 /X/

                                UBS MONEY SERIES
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 882-5000

                              MARK F. KEMPER, ESQ.
                      UBS GLOBAL ASSET MANAGEMENT (US) INC.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and address of agent for service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006
                            Telephone: (202) 261-3300

      Approximate Date of Proposed Public Offering: Effective Date of this
                            Post-Effective Amendment.

It is proposed that this filing will become effective:
/X/ Immediately upon filing pursuant to Rule 485(b)
/ / On ____, pursuant to Rule 485(b)
/ / 60 days after filing pursuant to Rule 485(a)(1)
/ / On August 30, 2005, pursuant to Rule 485(a)(1)
/ / 75 days after filing pursuant to Rule 485(a)(2)
/ / On ____, pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Shares of Beneficial Interest of UBS Cash Reserves Fund, UBS Liquid Assets Fund, UBS Select Money Market Fund, and UBS Select Treasury Fund.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

   UBS CASH RESERVES FUND

   PROSPECTUS

   AUGUST 30, 2005

   THIS PROSPECTUS OFFERS SHARES OF A MONEY MARKET FUND PRIMARILY TO ELIGIBLE BENEFIT PLANS THAT PARTICIPATE IN THE UBS FINANCIAL SERVICES INC. ACCESS(SM) PROGRAM, BUT ONLY IF UBS GLOBAL ASSET MANAGEMENT (US) INC. OR AN AFFILIATE DOES NOT SERVE AS INVESTMENT MANAGER FOR THE PLAN. THE FUND MAY BE MADE AVAILABLE TO CLIENTS IN OTHER PROGRAMS IN THE FUTURE.

   AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Contents

THE FUND
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUND

       Investment Objective, Strategies and Risks                     Page 3

       Performance                                                    Page 5

       Expenses and Fee Tables                                        Page 6

       More About Risks and Investment Strategies                     Page 7

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT

       Managing Your Fund Account                                     Page 9
       --Buying Shares
       --Selling Shares
       --Additional Information About Your Account
       --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUND

       Management                                                     Page 12

       Dividends and Taxes                                            Page 13

       Disclosure of Portfolio Holdings                               Page 14

       Financial Highlights                                           Page 15

       Where to learn more about the fund                             Back Cover

           THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

--------------------------------------------------------------------------------
2

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Investment Objective, Strategies and Risks

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- GOVERNMENT SECURITIES RISK--There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

--------------------------------------------------------------------------------

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
4

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns for the fund's shares for the 2004 calendar year and since inception.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN (2001 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

CALENDAR YEAR    TOTAL RETURN
2001                3.90%
2002                1.46%
2003                0.81%
2004                0.95%

Total return January 1 to June 30, 2005--1.12%
Best quarter during years shown: 1st quarter, 2001--1.35%
Worst quarters during years shown: 1st and 2nd quarters, 2004--0.16%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

(INCEPTION DATE: 2/14/00)

One Year                    0.95%
Life of Fund                2.56%

--------------------------------------------------------------------------------

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)     None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                 None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees                                                                 0.33%
Distribution and/or Service (12b-1) Fees                                        None
Other Expenses                                                                  0.32%
                                                                                ----
Total Annual Fund Operating Expenses                                            0.65%
                                                                                ====
Expense Reimbursements/Management Fee Waivers*                                  0.18%
                                                                                ----
Net Expenses*                                                                   0.47%
                                                                                ====

----------

* The fund and UBS Global AM have entered into a written expense reimbursement/management fee waiver agreement. UBS Global AM is contractually obligated to reimburse fund expenses to the extent that the fund's expenses otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay UBS Global AM for those reimbursed expenses if the fund can do so over the following three years without causing its expenses in any of those years to exceed the "Net Expenses" rate. UBS Global AM is also contractually obligated to waive 0.04% of its 0.33% management fee. Both are reflected in the table above.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the expense levels shown in the table above, except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       1 YEAR       3 YEARS     5 YEARS     10 YEARS
       ------       -------     -------     --------
        $ 48         $ 190       $ 344        $ 793

--------------------------------------------------------------------------------
6

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

More About Risks and Investment Strategies

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

FOREIGN INVESTING RISK. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

GOVERNMENT SECURITIES RISK. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Banks ("FHLBs"), are neither insured nor guaranteed by the US government.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

--------------------------------------------------------------------------------

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

ADDITIONAL RISK

STRUCTURED SECURITY RISK. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

--------------------------------------------------------------------------------
8

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Managing Your Fund Account

BUYING SHARES

THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT UBS FINANCIAL SERVICES INC. OR UBS GLOBAL AM. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR FINANCIAL ADVISOR.

Fund shares are currently available primarily to eligible benefit plans participating in the UBS Financial Services ACCESS(SM) program if UBS Global AM or an affiliate does not serve as investment manager to the eligible benefit plan (i.e., UBS Financial Services Inc., UBS Global AM or their affiliates do not exercise any investment discretion over account assets). The fund may be made available to other programs in the future.

BUYING SHARES AUTOMATICALLY

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither UBS Global AM nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King,
Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

The fund and UBS Global AM have the right to reject any purchase order and to suspend the offering of fund shares for a period of time or permanently.

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM nor any affiliate exercises any discretion with respect to

--------------------------------------------------------------------------------

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include:

-  individual retirement accounts (e.g., traditional, rollover and "SIMPLE"
   IRAs);

-  simplified employee pension plans;

- cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

-  profit sharing plans;

-  money purchase plans;

-  defined benefit plans;

-  target benefit plans;

-  church plans;

-  government plans; and

-  self-employed plans (i.e., "Keoghs").

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in

--------------------------------------------------------------------------------
10

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

accordance with the net asset value next calculated after the determination has been made to close the account.

MARKET TIMING. Frequent purchases and redemptions of fund shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could impact the fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund's prospectus.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund typically calculates its net asset value per share twice each business day, at noon, Eastern time, and at 4:00 p.m., Eastern time.

--------------------------------------------------------------------------------

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Management

INVESTMENT ADVISOR

UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission. UBS Global AM is an indirect wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2005, UBS Global AM had approximately $50.1 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $535.3 billion in assets under management worldwide as of June 30, 2005. UBS is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

ADVISORY FEES

The fund has agreed to pay advisory and administration fees to UBS Global AM at an annual rate of 0.33% of the fund's average daily net assets. UBS Global AM has contractually undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the fund's ordinary total operating expenses at a level not exceeding 0.47% of the fund's average daily net assets. The fund has agreed to repay UBS Global AM for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed the aforementioned rate.

--------------------------------------------------------------------------------
12

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Dividends and Taxes

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

-  reaches age 59 1/2;

-  becomes permanently disabled; or

- for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax advisor concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

- if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

- if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions to non-residents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund's SAI.

--------------------------------------------------------------------------------

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Disclosure of Portfolio Holdings

The fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. The fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. Please consult the fund's Statement of Additional Information ("SAI") for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.

--------------------------------------------------------------------------------
14

UBS Cash Reserves Fund
--------------------------------------------------------------------------------

Financial Highlights

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

                                                                            FOR THE YEARS ENDED APRIL 30,
                                                  --------------------------------------------------------------------------------
                                                      2005             2004             2003             2002             2001
                                                  ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF YEAR                $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                  ------------     ------------     ------------     ------------     ------------
Net investment income                                    0.014            0.007            0.012            0.026            0.059
                                                  ------------     ------------     ------------     ------------     ------------
Dividends from net investment income                    (0.014)          (0.007)          (0.012)          (0.026)          (0.059)
Distributions from net realized gains from
  investment activities                                 (0.000)#         (0.001)          (0.000)#             --               --
                                                  ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                       (0.014)          (0.008)          (0.012)          (0.026)          (0.059)
                                                  ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                  ============     ============     ============     ============     ============
TOTAL INVESTMENT RETURN(1)                                1.44%            0.70%            1.25%            2.66%            6.01%
                                                  ============     ============     ============     ============     ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                   $    324,223     $    239,135     $    235,863     $    393,966     $    349,830
Expenses to average net assets, net of fee
  waivers and expense reimbursements by advisor           0.47%            0.47%            0.47%            0.47%            0.47%
Expenses to average net assets, before fee
  waivers and expense reimbursements by advisor           0.65%            0.72%            0.66%            0.61%            0.54%
Net investment income to average net assets,
  net of fee waivers and expense reimbursements
   by advisor                                             1.47%            0.65%            1.25%            2.61%            5.80%
Net investment income to average net assets,
  before fee waivers and expense reimbursements
   by advisor                                             1.29%            0.40%            1.06%            2.47%            5.73%

----------
  #  Amount represents less than $(0.0005) per share.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

--------------------------------------------------------------------------------

                  (This page has been left blank intentionally)

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The fund's SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (I.E., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. You may also request other information about the fund and make shareholder inquiries via this number. The fund does not make its SAI and shareholder report available online because (1) it is a money market fund, (2) it does not have its own Web site, and (3) its advisor/sub-advisor do not make such documents for money market funds available on their Web sites.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet Web site at: http://www.sec.gov.

UBS Money Series
--UBS Cash Reserves Fund
Investment Company Act File No. 811-08767

(C) 2005 UBS Global Asset Management (US) Inc.
All rights reserved.

I-449

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS Cash Reserves Fund

Prospectus


August 30, 2005

[UBS GLOBAL ASSET MANAGEMENT LOGO]


     UBS LIQUID ASSETS FUND

     PROSPECTUS

     AUGUST 30, 2005


     THIS PROSPECTUS OFFERS SHARES OF A MONEY MARKET FUND PRIMARILY TO ELIGIBLE BENEFIT PLANS THAT PARTICIPATE IN CERTAIN UBS FINANCIAL SERVICES INC. OR CORRESPONDENT SERVICES CORPORATION INVESTMENT PROGRAMS AND THAT HAVE ARRANGEMENTS WITH UBS GLOBAL ASSET MANAGEMENT (US) INC. OR AN AFFILIATE TO SERVE AS INVESTMENT MANAGER FOR THE CLIENT OR INVESTMENT PROGRAM.

     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.


              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS Liquid Assets Fund
--------------------------------------------------------------------------------


Contents

THE FUND
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUND

     Investment Objective, Strategies and Risks                     Page 3

     Performance                                                    Page 5

     Expenses and Fee Tables                                        Page 6

     More About Risks and Investment Strategies                     Page 7

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT

     Managing Your Fund Account                                     Page 9
     --Buying Shares
     --Selling Shares
     --Additional Information About Your Account
     --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUND

     Management                                                     Page 12

     Dividends and Taxes                                            Page 13

     Disclosure of Portfolio Holdings                               Page 15

     Financial Highlights                                           Page 16

     Where to learn more about the fund                             Back Cover

           THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

--------------------------------------------------------------------------------
2

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Investment Objective, Strategies and Risks

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- GOVERNMENT SECURITIES RISK--There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

--------------------------------------------------------------------------------
                                                                               3

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
4

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns for the fund's shares for the 2004 calendar year and since inception.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN (2001 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

CALENDAR YEAR   TOTAL RETURN
2001                4.21%
2002                1.81%
2003                1.06%
2004                1.26%

Total return January 1 to June 30, 2005--1.27%
Best quarter during years shown: 1st quarter, 2001--1.42%
Worst quarters during years shown: 1st and 2nd quarters, 2004--0.23%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

(INCEPTION DATE: 2/14/00)

One Year                                1.26%
Life of Fund                            2.86%

--------------------------------------------------------------------------------
                                                                               5

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)              None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees*                                                                         0.09%
Distribution and/or Service (12b-1) Fees                                                 None
Other Expenses                                                                           0.17%
                                                                                      -------
Total Annual Fund Operating Expenses                                                     0.26%
                                                                                      =======

----------
* The fund reimburses UBS Global AM for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management Fees" above. The fund also reimburses UBS Global AM for its direct costs and expenses in administering the fund. UBS Global AM's direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to it by the fund. See "Management." UBS Global AM has decided to waive its entire management fees (0.09%) from the fund so that the effective total fund operating expenses will be 0.17%. UBS Global AM may terminate this voluntary waiver at any time in the future.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current expense levels. The example does not reflect the effect of the voluntary management fee waiver described in the footnote to the Expenses and Fee Table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 YEAR       3 YEARS     5 YEARS     10 YEARS
                         ------       -------     -------     --------
                         $  27       $    84     $   146     $    331

--------------------------------------------------------------------------------
6

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

More About Risks and Investment Strategies

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

FOREIGN INVESTING RISK. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

GOVERNMENT SECURITIES RISK. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are sponsored by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Banks ("FHLBs"), are neither insured nor guaranteed by the US government.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

--------------------------------------------------------------------------------
                                                                               7

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

ADDITIONAL RISK

STRUCTURED SECURITY RISK. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

--------------------------------------------------------------------------------
8

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Managing Your Fund Account

BUYING SHARES

THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT UBS FINANCIAL SERVICES INC., UBS GLOBAL AM OR CERTAIN OTHER FINANCIAL SERVICES FIRMS. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR FINANCIAL ADVISOR.

Fund shares are available primarily to eligible benefit plans that participate in certain investment programs offered by UBS Financial Services Inc. or an affiliate and managed by UBS Global AM or an affiliate. The eligible investment programs include:

-  UBS Financial Services Inc. ACCESS-SM-;

-  UBS Financial Services Inc. Managed Accounts Consulting (MAC) Wrap;

-  UBS Financial Services Inc. Portfolio Management Program (PMP);

-  UBS Financial Services Inc. SELECTIONS-SM-;

-  CSChoice-SM-; and

-  Private Wealth Solutions-SM-.

The fund may be made available to other programs in the future.

The fund is designed primarily for eligible benefit plans that participate in these programs where UBS Global AM or an affiliate serves as investment manager (i.e., UBS Financial Services Inc., UBS Global AM or an affiliate exercises investment discretion with respect to account assets).

BUYING SHARES AUTOMATICALLY

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund for the investment programs listed above. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither your Financial Advisor, UBS Global AM, nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King,
Jr. Day, President's

--------------------------------------------------------------------------------
                                                                               9

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.


ACCESS and SELECTIONS are service marks of UBS Financial Services Inc. The fund and UBS Global AM have the right to reject a purchase order and to suspend the offering of the fund's shares for a period of time or permanently.

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include:

-  individual retirement accounts (e.g., traditional, rollover and "SIMPLE"
   IRAs);

-  simplified employee pension plans;

- cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

-  profit sharing plans;

-  money purchase plans;

-  defined benefit plans;

-  target benefit plans;

-  church plans;

-  government plans; and

-  self-employed plans (i.e., "Keoghs").

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

--------------------------------------------------------------------------------
10

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

MARKET TIMING. Frequent purchases and redemptions of fund shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could impact the fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund's prospectus.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund typically calculates its net asset value per share twice each business day, at noon, Eastern time, and at 4:00 p.m., Eastern time.

--------------------------------------------------------------------------------
                                                                              11

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Management

INVESTMENT ADVISOR

UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2005, UBS Global AM had approximately $50.1 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $535.3 billion in assets under management worldwide as of June 30, 2005. UBS is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

ADVISORY FEES

The fund has agreed to pay advisory and administration fees to UBS Global AM that are limited to reimbursements for direct costs, excluding any profit or overhead. For the fiscal year ended April 30, 2005, UBS Global AM voluntarily waived its entire advisory and administrative fee. Had UBS Global AM not done so, the fund would have paid UBS Global AM advisory and administrative fees at the effective annual rate of 0.09% of its average daily net assets. UBS Global AM is currently continuing to waive its entire management fee but may terminate this voluntary waiver at any time in the future.

Under the agreement with the fund, UBS Global AM manages the investment operations of the fund and also administers the fund's business affairs. UBS Global AM is entitled to be reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. UBS Global AM's costs include the following: (i) paying the salaries and expenses of the fund's officers and other personnel engaged in administering the fund's business; (ii) monitoring financial and shareholder accounting services provided by the fund's custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders; (iv) monitoring compliance with the fund's registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (v) preparing semiannual and annual reports to shareholders; (vi) preparing filings required by the SEC; (vii) assisting in the preparation of federal, state and local tax returns; (viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund's shareholders; and (x) paying any other costs and expenses UBS Global AM incurs in managing the portfolio of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the fund. The fund will incur other expenses in its operations.

--------------------------------------------------------------------------------
12

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Dividends and Taxes

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan. Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

-  reaches age 59 1/2;

-  becomes permanently disabled; or

- for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax adviser concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

- if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

- if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions to

--------------------------------------------------------------------------------
                                                                              13

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

non-residents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.


The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund's SAI.

--------------------------------------------------------------------------------
14

Disclosure of Portfolio Holdings

The fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. The fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. Please consult the fund's Statement of Additional Information ("SAI") for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.

--------------------------------------------------------------------------------
15

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Financial Highlights

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

                                                                             FOR THE YEARS ENDED APRIL 30,
                                                      ---------------------------------------------------------------------------
                                                          2005            2004           2003            2002             2001
                                                      -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, BEGINNING OF YEAR                    $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                      -----------     -----------     -----------     -----------     -----------
Net investment income                                       0.017           0.010           0.015           0.029           0.061
                                                      -----------     -----------     -----------     -----------     -----------
Dividends from net investment income                       (0.017)         (0.010)         (0.015)         (0.029)         (0.061)
Distributions from net realized gains from
  investment activities                                    (0.000)#        (0.000)#        (0.000)#            --              --
Total dividends and distributions                          (0.017)         (0.010)         (0.015)         (0.029)         (0.061)
                                                      -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                          $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                      ===========     ===========     ===========     ===========     ===========
TOTAL INVESTMENT RETURN(1)                                   1.74%           0.98%           1.56%           2.98%           6.32%
                                                      ===========     ===========     ===========     ===========     ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                       $   394,013     $   326,684     $   338,534     $   368,936     $   444,417
Expenses to average net assets, net of fee
  waivers by advisor                                         0.17%           0.17%           0.16%           0.17%           0.19%
Expenses to average net assets, before fee
  waivers by advisor                                         0.26%           0.20%           0.19%           0.20%           0.22%
Net investment income to average net assets,
  net of fee waivers by advisor                              1.72%           0.95%           1.56%           2.96%           6.11%
Net investment income to average net assets,
  before fee waivers by advisor                              1.63%           0.92%           1.53%           2.93%           6.08%

----------
  #  Amount is less than $(0.0005) per share.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

--------------------------------------------------------------------------------
                                                                              16

                  (This page has been left blank intentionally)

                  (This page has been left blank intentionally)

                  (This page has been left blank intentionally)

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The fund's SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (I.E., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. You may also request other information about the fund and make shareholder inquiries via this number. The fund does not make its SAI and shareholder report available online because (1) it is a money market fund, (2) it does not have its own Web site, and (3) its advisor/sub-advisor do not make such documents for money market funds available on their Web sites.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet Web site at: http://www.sec.gov.

UBS Money Series
--UBS Liquid Assets Fund
Investment Company Act File No. 811-08767

(C) 2005 UBS Global Asset Management (US) Inc.
All rights reserved.

I-450

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS Liquid Assets Fund

Prospectus


August 30, 2005

[UBS GLOBAL ASSET MANAGEMENT LOGO]


 INSTITUTIONAL MONEY MARKET FUNDS


 UBS SELECT MONEY MARKET FUND
 UBS SELECT TREASURY FUND

 PROSPECTUS


AUGUST 30, 2005



 THIS PROSPECTUS OFFERS INSTITUTIONAL AND FINANCIAL INTERMEDIARY SHARES IN THE TWO MONEY MARKET FUNDS LISTED ABOVE. EACH CLASS HAS DIFFERENT ONGOING EXPENSES.

 AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

CONTENTS

THE FUNDS
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUNDS

UBS SELECT MONEY MARKET FUND
       Investment Objective, Strategies and Risks                                          Page 3

       Performance                                                                         Page 5

       Expenses and Fee Tables                                                             Page 6

UBS SELECT TREASURY FUND
       Investment Objective, Strategies and Risks                                          Page 7

       Performance                                                                         Page 7

       Expenses and Fee Tables                                                             Page 8

       More About Risks and Investment Strategies                                          Page 9

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT

       Managing Your Fund Account                                                          Page 11
       --Buying Shares
       --Selling Shares
       --Exchanging Shares
       --Additional Information About Your Account
       --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUNDS

       Management                                                                          Page 20

       Dividends and Taxes                                                                 Page 21

       Disclosure of Portfolio Holdings                                                    Page 23

       Financial Highlights                                                                Page 24

       Appendix A: Additional Information Regarding
       Purchases and Redemptions.                                                          A-1

       Where to learn more about the funds                                                 Back Cover

          THE FUNDS ARE NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

--------------------------------------------------------------------------------
2

UBS Select Money Market Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as the fund's investment advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

- GOVERNMENT SECURITIES RISK--There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act

--------------------------------------------------------------------------------

UBS Select Money Market Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

   of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
4

UBS Select Money Market Fund
--------------------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares.

The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN ON INSTITUTIONAL SHARES

CALENDAR YEAR   TOTAL RETURN
1999                5.22%
2000                6.47%
2001                4.20%
2002                1.79%
2003                1.08%
2004                1.25%

Total return January 1 to June 30, 2005--1.26%
Best quarters during years shown: 3rd and 4th quarters, 2000--1.66% Worst quarters during years shown: 1st quarter, 2004--0.23%

AVERAGE ANNUAL TOTAL RETURNS*
as of December 31, 2004

                                                                          INSTITUTIONAL
                                                                         SHARES (8/10/98)
                                                                         (INCEPTION DATE)
                                                                         ----------------
One year                                                                       1.25%
Five years                                                                     2.94%
Life of Class                                                                  3.45%

----------

* Financial Intermediary shares have been outstanding only for short periods since inception. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares. Since the period from May 28, 2003 (reissuance of Financial Intermediary shares) through December 30, 2003 (date of redemption of last Financial
   Intermediary shares issued), is less than one full year, performance information for those shares is not provided in the table.

--------------------------------------------------------------------------------

UBS Select Money Market Fund
--------------------------------------------------------------------------------

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)              None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                                      FINANCIAL
                                                                    INSTITUTIONAL    INTERMEDIARY
                                                                        SHARES          SHARES
                                                                    -------------    ------------
Management Fees                                                         0.18%            0.18%
Distribution and/or Service (12b-1) Fees                                None             None
Other Expenses
   Shareholder Servicing Fee                                  None               0.25%
   Miscellaneous Expenses*                                    None               None
                                                              -------------      ------------
                                                                        0.00%            0.25%
                                                                    -------------    ------------
Total Annual Fund Operating Expenses**                                  0.18%            0.43%
                                                                    =============    ============

----------
* Miscellaneous expenses are estimated to be less than 0.01% of the fund's average daily net assets, and UBS Global AM reimburses the fund for these expenses as discussed below under "Management."

** UBS Global AM may voluntarily waive fees from time to time. Once started, there is no guarantee that UBS Global AM will continue to voluntarily waive those fees. Waivers may affect the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 YEAR       3 YEARS     5 YEARS     10 YEARS
                                                 ------       -------     -------     --------
Institutional shares                              $ 18         $  58       $ 101       $  230
Financial Intermediary shares                       44           138         241          542

--------------------------------------------------------------------------------
6

UBS Select Treasury Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund will invest at least 80% of its net assets in securities issued by the US Treasury and in related repurchase agreements.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund to quickly take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as the fund's investment advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

PERFORMANCE

As the fund commenced operations on March 23, 2004, and accordingly had not completed a full calendar year of performance as of December 31, 2004, there is no performance information quoted for the fund.

--------------------------------------------------------------------------------

UBS Select Treasury Fund
--------------------------------------------------------------------------------

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)              None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                                      FINANCIAL
                                                                    INSTITUTIONAL    INTERMEDIARY
                                                                        SHARES          SHARES
                                                                    -------------    ------------
Management Fees                                                         0.18%            0.18%
Distribution and/or Service (12b-1) Fees                                None             None
Other Expenses
   Shareholder Servicing Fee                                None                 0.25%
   Miscellaneous Expenses*                                  None                 None
                                                            -------------        ------------
                                                                        0.00%            0.25%
                                                                    -------------    ------------
Total Annual Fund Operating Expenses**                                  0.18%            0.43%
                                                                    =============    ============

----------
* Miscellaneous expenses are estimated to be less than 0.01% of the fund's average daily net assets, and UBS Global AM reimburses the fund for these expenses as discussed below under "Management."

** UBS Global AM may voluntarily waive fees from time to time. Once started, there is no guarantee that UBS Global AM will continue to voluntarily waive those fees. Waivers may affect the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                 1 YEAR       3 YEARS     5 YEARS     10 YEARS
                                                 ------       -------     -------     --------
Institutional shares                              $  18        $  58       $ 101       $ 230
Financial Intermediary shares                        44          138         241         542


--------------------------------------------------------------------------------
8

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

FOREIGN INVESTING RISK. The Select Money Market Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

GOVERNMENT SECURITIES RISK. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Banks ("FHLBs"), are neither insured nor guaranteed by the US government.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will

--------------------------------------------------------------------------------

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

ADDITIONAL RISK

STRUCTURED SECURITY RISK. The Select Money Market Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (E.G., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds' investment strategies are designed to comply with these requirements.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

As noted above, under normal circumstances, Select Treasury Fund invests at least 80% of its net assets in securities issued by the US Treasury and repurchase agreements relating to those instruments. Select Treasury Fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board without shareholder approval. However, Select Treasury Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to the 80% investment policy.

--------------------------------------------------------------------------------
10

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

MANAGING YOUR FUND ACCOUNT

The following pages tell you how to buy, sell and exchange shares of each fund.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. IF YOU ARE BUYING SHARES THROUGH UBS FINANCIAL SERVICES INC.'S AUTOMATED PURCHASING ACCOUNT SYSTEM, YOU SHOULD DIRECT YOUR REQUEST TO YOUR FINANCIAL ADVISOR AND REFER TO THE SECTIONS BELOW BEGINNING "UBS FINANCIAL SERVICES INC.: AUTOMATED PURCHASING ACCOUNTS."

BUYING SHARES

The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.

The funds offer two separate classes of shares--Institutional shares and Financial Intermediary shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

- You may purchase Institutional shares if you are an institutional investor. UBS Global AM, the principal underwriter of each fund's shares, may, in its discretion, make Institutional shares available to individuals or other entities.
- You may purchase Financial Intermediary shares only if you are a financial intermediary (E.G. a bank, trust company, broker or investment advisor) buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of the fund's average daily net assets attributable to Financial Intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.

Unless you specify otherwise, the funds will treat all purchase orders as orders for Institutional shares.

If you buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds, each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares directly by calling the funds' transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative.

You will need to complete an account application in connection with your initial purchase (unless you are buying Financial Intermediary shares through someone else). You can get a copy of the application from UBS Global AM or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be

--------------------------------------------------------------------------------

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE"), and the principal bond markets (as recommended by The Bond Market Association ("BMA")) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares of a fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The funds will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that BMA has recommended that the bond markets close early. Appendix A to this prospectus lists the BMA US holiday recommendations schedule for the remainder of 2005 and for 2006. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds and UBS Global AM have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

WIRE INSTRUCTIONS. Instruct your bank to transfer federal funds by wire to:

To:  PNC Bank
     Philadelphia, PA
     ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

A financial intermediary or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENT. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and
(2) for investors purchasing shares of UBS Select Money Market Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004.

UBS Global AM may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

Financial intermediaries may establish different minimums for their customers who purchase Financial

--------------------------------------------------------------------------------
12

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary or directly from UBS Global AM.

ELECTRONIC TRADE ENTRY. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information about this option, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

SELLING SHARES

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. Each financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Orders to sell shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (E.G., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

You may sell Financial Intermediary shares only if you are a bank or other financial intermediary selling the shares for the benefit of your customers.

--------------------------------------------------------------------------------

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

EXCHANGING SHARES

You may exchange Institutional shares of a fund for Institutional shares of the other fund.

In addition, you may exchange Financial Intermediary shares of one fund for Financial Intermediary shares of the other fund if the other fund is available through your financial intermediary.

The minimum noted above in "Buying Shares" does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you or your financial intermediary will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary, who is then responsible for sending the order to the transfer agent. You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (not the funds) also may pay fees to entities that make shares of the funds available to

--------------------------------------------------------------------------------
14

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

others. The amount of these fees will be negotiated between UBS Global AM and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided in the next section of this prospectus.

MARKET TIMING. Frequent purchases and redemptions of fund shares could increase each fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund's portfolio, which could impact each fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund's Prospectus.

FINANCIAL INTERMEDIARY SHARES. Financial intermediaries purchasing or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares of the funds by the amount of the fees paid by the funds for shareholder services. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.

UBS FINANCIAL SERVICES INC.: AUTOMATED PURCHASING ACCOUNTS

Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a "Direct Purchasing Account") or can be entered through that firm's order entry system (an "Automated Purchasing Account"). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise or made your initial purchase prior to May 19, 2003. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following

--------------------------------------------------------------------------------

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under "Managing Your Fund Account."

BUYING SHARES

When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Institutional shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by BMA) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The funds will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that BMA has recommended that the bond markets close early. Appendix A to this prospectus lists the BMA US holiday recommendations schedule for the remainder of 2005 and for 2006. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.

MINIMUM INVESTMENT. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and
(2) for investors purchasing shares of UBS Select Money Market Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004. UBS Global AM may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

--------------------------------------------------------------------------------
16

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

If your fund account balance has fallen below $1,000,000, UBS Global AM reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

SELLING SHARES

You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Orders to sell shares of the funds received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (E.G., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

EXCHANGING SHARES

You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange Institutional shares of a fund for Institutional shares of the other fund.

The minimum noted above in "Buying Shares" does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

--------------------------------------------------------------------------------

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

The funds may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

UBS Global AM (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You will need to redeem your shares in the Automated Purchasing Account and to transfer the proceeds to a new Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

MARKET TIMING. Frequent purchases and redemptions of fund shares could increase each fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund's portfolio, which could impact each fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund's Prospectus.

PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value per share for each class is the total value of a fund attributable to that class

--------------------------------------------------------------------------------
18

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

divided by the total number of shares of that class outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund's net asset value per share for each class is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for both funds is normally determined three times each business day as follows:

-  noon (Eastern time);

-  2:30 p.m. (Eastern time);

-  5:00 p.m. (Eastern time).

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

--------------------------------------------------------------------------------

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISOR

UBS Global Asset Management (US) Inc. ("UBS Global AM") is the funds' investment advisor, administrator and principal underwriter.

UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, New York, 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission. UBS Global AM is an indirect wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2005, UBS Global AM had approximately $50.1 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $535.3 billion in assets under management worldwide as of June 30, 2005. UBS is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

ADVISORY FEES

UBS Global AM's contract fee for the management services it provides to each fund is at the annual rate of 0.18% of a fund's average daily net assets.

In exchange for this fee, UBS Global AM has agreed to bear all of the funds' expenses other than the shareholder services fees paid for Financial Intermediary shares, interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund's average daily net assets.

--------------------------------------------------------------------------------
20

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

DIVIDENDS

Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares are expected to be lower than dividends on Institutional shares of the same fund because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

TAXES

The dividends that you receive from each fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

- if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

- if you have been notified by the IRS that you are subject to backup withholding.

--------------------------------------------------------------------------------

UBS Select Money Market Fund
--------------------------------------------------------------------------------


Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions to non-residents of short-term capital gains and interest income made by each fund to non-residents are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds' SAI.

--------------------------------------------------------------------------------
22

UBS Select Money Market Fund
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS

Each fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. Each fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds' Statement of Additional Information ("SAI") for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.

--------------------------------------------------------------------------------

UBS Select Money Market Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance for the UBS Select Money Market Fund since it commenced operations on August 10, 1998 and UBS Select Treasury Fund since it commenced operations on March 23, 2004.

Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report appears in the funds' annual report to shareholders. You may obtain copies of the funds' annual report without charge by calling 1-888-547 FUND.

                                                                                                                    FINANCIAL
                                                                                                                   INTERMEDIARY
                                                                                                                    SHARES(2)
                                                                                                                   ------------
                                                                                                                     FOR THE
                                                                 INSTITUTIONAL SHARES                                PERIOD
                                       ------------------------------------------------------------------------      MAY 28,
                                                            FOR THE YEARS ENDED APRIL 30,                           2003+ TO
                                       ------------------------------------------------------------------------    DECEMBER 30,
                                           2005            2004           2003           2002           2001           2003
                                       -----------     -----------    -----------    -----------    -----------    ------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                           $      1.00     $      1.00    $      1.00    $      1.00    $      1.00    $       1.00
                                       -----------     -----------    -----------    -----------    -----------    ------------
Net investment income                         0.17           0.010          0.015          0.029          0.062           0.004
                                       -----------     -----------    -----------    -----------    -----------    ------------
Dividends from net investment income         (0.17)         (0.010)        (0.015)        (0.029)        (0.062)         (0.004)
Distributions from net realized
   gains from investment activities         (0.000)@            --         (0.000)@           --             --              --
                                       -----------     -----------    -----------    -----------    -----------    ------------
Total dividends and distributions           (0.017)         (0.010)        (0.015)        (0.029)        (0.062)         (0.004)
                                       -----------     -----------    -----------    -----------    -----------    ------------
NET ASSET VALUE, END OF PERIOD         $      1.00     $      1.00    $      1.00    $      1.00    $      1.00    $       1.00
                                       ===========     ===========    ===========    ===========    ===========    ============
TOTAL INVESTMENT RETURN(1)                    1.72%           0.98%          1.56%          2.96%          6.37%           0.43%
                                       ===========     ===========    ===========    ===========    ===========    ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)      $ 5,934,079     $ 7,491,646    $ 6,335,525    $ 7,795,414    $ 3,385,770    $         --
Expenses to average net assets, net
   of fee waivers by advisor                  0.18%           0.18%          0.17%          0.16%          0.15%           0.43%*
Expenses to average net assets,
   before fee waivers by advisor              0.18%           0.18%          0.18%          0.18%          0.18%           0.43%*
Net investment income to average net
   assets, net of fee waivers by
   advisor                                    1.68%           0.97%          1.54%          2.70%          6.11%           0.72%*
Net investment income to average net
   assets, before fee waivers by
   advisor                                    1.68%           0.97%          1.53%          2.68%          6.08%           0.72%*

@   Amount represents less than $0.0005 per share.
+   Reissuance of shares.
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(2) At December 30, 2003, there were no Financial Intermediary shares outstanding.

--------------------------------------------------------------------------------
24

UBS Select Treasury Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (concluded)

                                                    INSTITUTIONAL SHARES
                                               ----------------------------------
                                                                   FOR THE PERIOD
                                                FOR THE YEAR         MARCH 23,
                                               ENDED APRIL 30,        2004+ TO
                                                    2005           APRIL 30, 2004
                                               ---------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD           $          1.00     $         1.00
                                               ---------------     --------------

Net investment income                                    0.016              0.001
Dividends from net investment income                    (0.016)            (0.001)
                                               ---------------     --------------

NET ASSET VALUE, END OF PERIOD                 $          1.00     $         1.00
                                               ===============     ==============

TOTAL INVESTMENT RETURN(1)                                1.61%              0.08%
                                               ===============     ==============

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)              $       461,046     $      385,536
Expenses to average net assets                            0.18%              0.18%*
Net investment income to average net assets               1.63%              0.78%*

----------
  + Commencement of operations.
  * Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

--------------------------------------------------------------------------------
                                                                              25

                                                                      Appendix A
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION REGARDING PURCHASES AND REDEMPTIONS

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE") and the principal bond markets (as recommended by The Bond Market Association ("BMA")) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, the funds will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that the BMA has recommended that the bond markets close early. Those days remaining through 2006 are also listed below.

                                                                    EARLY CLOSE
                                                                    (3:00 P.M. EASTERN TIME)
                         HOLIDAYS (Observed)                        THROUGH AUGUST 2006
                         -------------------                        ------------------------
                         Labor Day (September 5, 2005)              Friday, September 2, 2005
                         Columbus Day (October 10, 2005)            Friday, October 7, 2005
                         Veterans Day (November 11, 2005)           Thursday, November 10, 2005
                         Thanksgiving (November 24, 2005)           Wednesday, November 23, 2005
                                                                    Friday, November 25, 2005
                         Christmas (December 26, 2005)              Friday, December 23, 2005
                         New Year's Day (January 2, 2006)           Friday, December 30, 2005
                         Martin Luther King Day (January 16, 2006)  Friday, January 13, 2006
                         Presidents' Day (February 20, 2006)        Friday, February 17, 2006
                         Good Friday (April 14, 2006)               Thursday, April 13, 2006
                         Memorial Day (May 29, 2006)                Friday, May 26, 2006
                         Independence Day (July 4, 2006)            Monday, July 3, 2006
                         Labor Day (September 4, 2006)              Friday, September 1, 2006
                         Columbus Day (October 9, 2006)             Friday, October 6, 2006
                         Thanksgiving (November 23, 2006)           Wednesday, November 22, 2006
                                                                    Friday, November 24, 2006
                         Christmas (December 25, 2006)              Friday, December 22, 2006
                         New Year's Day (January 1, 2007)           Friday, December 29, 2006

In addition, each fund may suspend redemption privileges or postpone the date of payment (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

--------------------------------------------------------------------------------

TICKER SYMBOLS:
   Institutional Shares--
   UBS Select Money Market Fund              SELXX
   UBS Select Treasury Fund                  SETXX

If you want more information about either of the funds, the following documents are available free of charge upon request:

ANNUAL/SEMIANNUAL REPORTS

Additional information about each fund's investments is available in the fund's annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The funds' SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (I.E., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semiannual reports and its SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. The funds do not make their SAI and shareholder reports available online because (1) they are money market funds, (2) they do not have their own Web sites, and (3) their advisor/sub-advisor do not make such documents for money market funds available on their Web sites.

You may review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the funds:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free, from the EDGAR database on the SEC's Internet Web site at http://www.sec.gov.

UBS Money Series
--UBS Select Money Market Fund
--UBS Select Treasury Fund
Investment Company Act File No. 811-08767

(C) 2005 UBS Global Asset Management (US) Inc.
All rights reserved.
S304

[UBS GLOBAL ASSET MANAGEMENT LOGO]


INSTITUTIONAL MONEY
MARKET FUNDS


UBS SELECT MONEY
MARKET FUND

UBS SELECT TREASURY FUND

PROSPECTUS


August 30, 2005

[UBS GLOBAL ASSET MANAGEMENT LOGO]

                             UBS CASH RESERVES FUND
                             UBS LIQUID ASSETS FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     UBS Cash Reserves Fund ("Cash Reserves Fund") and UBS Liquid Assets Fund ("Liquid Assets Fund") are diversified series of UBS Money Series ("Trust"), a professionally managed open-end investment company.

     UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, serves as the funds' investment advisor, administrator and principal underwriter.

     Portions of each fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Reports accompany this SAI. You may obtain an additional copy of a fund's Annual Report without charge by calling toll-free 1-800-647 1568.

     This SAI is not a Prospectus and should be read only in conjunction with the current Prospectus of the relevant fund(s), dated August 30, 2005. A copy of a fund's Prospectus may be obtained by calling your Financial Advisor or by calling the fund toll-free at 1-800-647 1568. The Prospectus for each fund contains more complete information about that fund. You should read it carefully before investing.

     This SAI is dated August 30, 2005.


                                TABLE OF CONTENTS

                                                                                                       PAGE
                                                                                                       ----
     The Funds and Their Investment Policies                                                              2
     The Funds' Investments, Related Risks and Limitations                                                2
     Disclosure of Portfolio Holdings                                                                     9
     Organization of the Trust; Trustees and Officers; Principal Holders and Management
       Ownership of Securities                                                                           12
     Investment Advisory, Administration and Principal Underwriting Arrangements                         20
     Portfolio Transactions                                                                              27
     Additional Purchase and Redemption Information; Financial Institutions                              28
     Valuation of Shares                                                                                 29
     Taxes                                                                                               29
     Other Information                                                                                   30
     Financial Statements                                                                                31

                     THE FUNDS AND THEIR INVESTMENT POLICIES

     Each fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of a fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

     Each fund's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The funds invest in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) US and foreign government securities, (2) obligations of US and non-US banks, (3) commercial paper and other short-term obligations of US and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

     The funds may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

     The funds may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include US government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.

     Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. See "The Funds' Investments, Related Risks and Limitations -- Investment Limitations of the Funds" for more information regarding borrowing. The funds may purchase only US dollar denominated obligations of non-US issuers.

     Each fund may invest up to 10% of its net assets in illiquid securities. The funds may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund's net income. Each fund may invest in the securities of other investment companies.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the Prospectuses and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectuses or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

     YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS. The yields on the money market instruments in which each fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

     US GOVERNMENT SECURITIES. US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. A fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     ASSET-BACKED SECURITIES. Each fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

     VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Each fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. In addition, a fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

     Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     AUCTION RATE AND REMARKETED PREFERRED STOCK. The funds may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

     The funds' investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See "The Funds' Investments, Related Risks and Limitations -- Investments in Other Investment Companies."

     VARIABLE AMOUNT MASTER DEMAND NOTES. Each fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between a fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by a fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

     INVESTING IN NON-US SECURITIES. Each fund's investments in US dollar denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as US issuers. A fund's investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulations.

     CREDIT AND LIQUIDITY ENHANCEMENTS. Each fund may invest in securities that have credit or liquidity enhancements or a fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when a fund wishes to do so.

     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. A fund may not be able readily to liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. A large institutional market has developed for many US and non-US securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a 'safe harbor' from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of US and non-US issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

     The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

     UBS Global AM also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and a fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See also "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

     COUNTERPARTIES. Each fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM and/or its affiliates subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the funds do business.

     OPERATIONS RISK. Each fund is subject to the risk that it may not be able to complete a transaction in the manner or at the time desired because of difficulties with the settlement process or other functions related to the processing of securities transactions.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See also "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds and certain securities of closed-end funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when UBS Global AM believes that
(1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity. See also "The Funds' Investments, Related Risks and Limitations -- Auction Rate and Remarketed Preferred Stock."

     LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. A fund will retain authority to terminate any of its loans at any time. A fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. A fund will regain ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS Securities LLC ("UBS Securities"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS Securities for these services. The board periodically reviews all portfolio securities loan transactions for which UBS Securities has acted as lending agent. UBS Securities and other affiliated broker-dealers have also been approved as borrowers under the funds' securities lending program.

     SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     Each fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of US banks.

     The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     The following interpretation applies to, but is not a part of, this fundamental restriction: the funds' investments in master notes and similar instruments will not be considered to be the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     Each fund will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (5) invest more than 10% of its net assets in illiquid securities.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     POLICIES AND PROCEDURES GENERALLY. UBS Global AM and each fund's board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of a fund. UBS Global AM and each fund's chief compliance officer also considered actual and potential material conflicts that could arise in such circumstances between the interests of fund shareholders, on the one hand, and those of a fund's investment advisor, distributor, or any affiliated person of a fund, its investment advisor, or its distributor, on the other.

     After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, UBS Global AM and each fund's board determined that each fund has a legitimate business purpose for disclosing portfolio holdings to certain persons/entities and that the policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.

     UBS Global AM's procedures require that UBS Global AM Legal and Compliance address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of a fund's portfolio holdings is for a legitimate business purpose and in the best interests of the fund's shareholders prior to an officer of the fund or UBS Global AM Legal and Compliance authorizing the disclosure of portfolio holdings. UBS Global AM Legal and Compliance will periodically review how each fund's portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates and certain fiduciaries, and broker-dealers to ensure that such use is for legitimate business reasons and in the best interests of the fund's shareholders.

     BOARD OVERSIGHT. Each fund's board exercises continuing oversight of the disclosure of fund portfolio holdings by (i) overseeing the implementation and enforcement of the portfolio holdings disclosure policies and procedures, the fund's code of ethics, and policies and procedures regarding the misuse of inside information by the chief compliance officer of the fund, (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings, and
(iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. UBS Global AM and each fund's board reserve the right to amend a fund's policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time without prior notice in their sole discretion.

     COMPLETE PORTFOLIO HOLDINGS -- DISCLOSURE TO SERVICE PROVIDERS SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. UBS Global AM, for legitimate business purposes, may disclose a fund's complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services and other third parties that provide services (collectively, "Service Providers") to UBS Global AM and/or a fund.

     Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to a fund and its shareholder, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a fund officer or the General Counsel or an Associate General Counsel within the Legal and Compliance Department of UBS Global AM.

     COMPLETE PORTFOLIO HOLDINGS -- DISCLOSURE TO UBS GLOBAL AM AFFILIATES AND CERTAIN FIDUCIARIES SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. A fund's complete portfolio holdings may be disclosed between and among the following persons (collectively, "Affiliates and Fiduciaries"), subject to authorization by a fund officer or the General Counsel or an Associate General Counsel within the Legal and Compliance Department of UBS Global AM, for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons' continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under a fund's and/or UBS Global AM's code of ethics, a fund's policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the codes of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, transfer agent or custodian to a fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or a fund;
(iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a fund's current advisor; and (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

     The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to a fund and its shareholders and the legitimate business purposes served by such disclosure.

     COMPLETE AND PARTIAL PORTFOLIO HOLDINGS -- ARRANGEMENTS TO DISCLOSE TO SERVICE PROVIDERS AND FIDUCIARIES. As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the funds have arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the funds are:

     - State Street Bank and Trust Company, each fund's custodian, receives portfolio holdings information daily on a real-time basis.

     - Ernst & Young LLP, each fund's auditors, receives portfolio holdings information on an annual and semi-annual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young. Ernst & Young also receives portfolio holdings information once a year at a month-end for annual audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young.

     - The rating agencies of Morningstar, Standard & Poor's and Lipper receive portfolio holdings information on a monthly basis so that each fund may be included in each rating agency's industry reports and other materials. There is a 30-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agencies.

     - A limited number of financial services printers used by each fund to print and file its annual and semi-annual shareholder reports and other regulatory materials.

     COMPLETE AND PARTIAL PORTFOLIO HOLDINGS -- DISCLOSURE TO BROKER-DEALERS IN THE NORMAL COURSE OF MANAGING FUND ASSETS. An investment advisor, administrator or custodian for a fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a fund to one or more broker dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning a fund's portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of a fund or its agents. No fund has given its consent to any such use or disclosure and no person or agent of UBS Global AM is authorized to give such consent except as approved by a fund's board.

     COMPLETE AND PARTIAL PORTFOLIO HOLDINGS -- DISCLOSURE AS REQUIRED BY APPLICABLE LAW. Fund portfolio holdings and other investment positions comprising a fund shall be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order.

     DISCLOSURE OF NON-MATERIAL INFORMATION. Policies and procedures regarding non-material information permit UBS Global AM fund officers, UBS Global AM fund portfolio managers, and other UBS Global AM representatives (collectively, "Approved Representatives") to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to a fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material nonpublic information.

     An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a fund. Nonexclusive examples of commentary and analysis about a fund include (i) the allocation of the fund's portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the fund's portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

     "Approved Representatives" include persons employed by or associated with UBS Global AM who have been authorized by the UBS Global AM Legal and Compliance to disclose recent portfolio changes and/or commentary and analysis in accordance with the applicable policies and procedures.

     PROHIBITIONS ON DISCLOSURE OF PORTFOLIO HOLDINGS. No person is authorized to disclose fund portfolio holdings or other investment positions (whether online at http://www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Investment Company Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

     PROHIBITIONS ON RECEIPT OF COMPENSATION OR OTHER CONSIDERATION. The portfolio holdings disclosure policies and procedures prohibit a fund, its investment advisor and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in a fund or in other investment companies or accounts managed by the investment adviser or by any affiliated person of the investment advisor.

                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     The Trust was organized on April 29, 1998, as a statutory trust under the laws of Delaware and currently has five series. The Trust has authority to issue an unlimited number of shares of beneficial interest of existing or future series, par value $0.001 per share.

     The Trust is governed by a board of trustees, which oversees the funds' operations and which is authorized to establish additional series. Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. The tables below show, for each trustee (sometimes referred to as "board member") and executive officer, his or her name, address and age, the position held with the funds, the length of time served as a trustee or officer of the funds, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

INTERESTED TRUSTEES

                                             TERM OF
                                            OFFICE+ AND
                            POSITIONS(S)     LENGTH OF                                 NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,          HELD WITH        TIME        PRINCIPAL OCCUPATION(S)      FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
         AND AGE                TRUST         SERVED        DURING PAST 5 YEARS               BY TRUSTEE           HELD BY TRUSTEE
-------------------------   ------------   ------------   -------------------------   -------------------------  -------------------
Margo N. Alexander++; 58    Trustee        Since 1998     Mrs. Alexander is           Mrs. Alexander is a         None
c/o UBS Global Asset                                      retired. She was an         director or trustee of 16
Management                                                executive vice president    investment companies
51 West 52nd Street                                       of UBS Financial Services   (consisting of 33
New York, NY 10019                                        Inc. (from March 1984 to    portfolios) for which UBS
                                                          December 2002). She was     Global AM or one of its
                                                          chief executive officer     affiliates serves as
                                                          (from January 1995 to       investment advisor,
                                                          October 2000), a director   sub-advisor or manager.
                                                          (from January 1995 to
                                                          September 2001) and
                                                          chairman (from March 1999
                                                          to September 2001) of UBS
                                                          Global AM (formerly known
                                                          as Mitchell Hutchins
                                                          Asset Management Inc.)

Meyer Feldberg+++; 63       Trustee        Since 1998     Professor Feldberg is a     Professor Feldberg is a     Professor Feldberg
Morgan Stanley                                            senior advisor to Morgan    director or trustee of 30   is also a director
1585 Broadway                                             Stanley (financial          investment companies        of Primedia Inc.
33rd Floor                                                services) (since March      (consisting of 47           (publishing),
New York, NY 10036                                        2005). He is also Dean      portfolios) for which UBS   Federated
                                                          Emeritus and Sanford        Global AM or one of its     Department Stores,
                                                          Bernstein Professor of      affiliates serves as        Inc. (operator of
                                                          Leadership and Ethics at    investment advisor,         department
                                                          Columbia Business School,   sub-advisor or manager.     stores), Revlon,
                                                          although on a two year                                  Inc. (cosmetics)
                                                          leave of absence. Prior                                 and SAPPI, Ltd.
                                                          to July 2004, he was Dean                               (producer of
                                                          and Professor of                                        paper).
                                                          Management of the
                                                          Graduate School of
                                                          Business at Columbia
                                                          University (since 1989).

INDEPENDENT TRUSTEES


                                             TERM OF
                                            OFFICE+ AND
                            POSITIONS(S)     LENGTH OF                                 NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,          HELD WITH        TIME        PRINCIPAL OCCUPATION(S)      FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
        AND AGE                 TRUST         SERVED        DURING PAST 5 YEARS               BY TRUSTEE           HELD BY TRUSTEE
-------------------------   ------------   ------------   -------------------------   -------------------------  -------------------
Richard Q. Armstrong; 70    Trustee and    Since 1998     Mr. Armstrong is chairman   Mr. Armstrong is a         None
c/o Willkie Farr &          Chairman of    (Trustee);     and principal of R.Q.A.     director or trustee of 16
Gallagher LLP               the Board of   Since 2004     Enterprises (management     investment companies
787 Seventh Avenue          Trustees       (Chairman      consulting firm) (since     (consisting of 33
New York, NY 10019-6099                    of the         April 1991 and principal    portfolios) for which UBS
                                           Board of       occupation since March      Global AM or one of its
                                           Trustees)      1995).                      affiliates serves as
                                                                                      investment advisor,
                                                                                      sub-advisor or manager.

David J. Beaubien; 70       Trustee        Since 2001     Mr. Beaubien is retired     Mr. Beaubien is a          Mr. Beaubien is
84 Doane Road                                             (since 2003 ). He was       director or trustee of 16  also a director
Ware, MA 01082                                            chairman of Yankee          investment companies       of IEC
                                                          Environmental Systems,      (consisting of 33          Electronics,
                                                          Inc., a manufacturer of     portfolios) for which UBS  Inc., a
                                                          meteorological measuring    Global AM or one of its    manufacturer of
                                                          systems (since 1991).       affiliates serves as       electronic
                                                                                      investment advisor,        assemblies.
                                                                                      sub-advisor or manager.

Richard R. Burt; 58         Trustee        Since 1998     Mr. Burt is chairman of     Mr. Burt is a director or  Mr. Burt is also a
1275 Pennsylvania Ave.,                                   Diligence LLC               trustee of 16 investment   director of
N.W.                                                      (international              companies (consisting of   Hollinger
Washington, D.C. 20004                                    information and security    33 portfolios) for which   International
                                                          firm) and IEP Advisors      UBS Global AM or one of    Inc. (publishing),
                                                          (international              its affiliates serves as   HCL Technologies,
                                                          investments and             investment advisor,        Ltd. (software and
                                                          consulting firm).           sub-advisor or manager.    information
                                                                                                                 technologies), The
                                                                                                                 Central European
                                                                                                                 Fund, Inc., The
                                                                                                                 Germany Fund,
                                                                                                                 Inc., IGT, Inc.
                                                                                                                 (provides
                                                                                                                 technology to
                                                                                                                 gaming and
                                                                                                                 wagering industry)
                                                                                                                 and chairman of
                                                                                                                 Weirton Steel
                                                                                                                 Corp. (makes and
                                                                                                                 finishes steel
                                                                                                                 products). He is
                                                                                                                 also a director or
                                                                                                                 trustee of funds
                                                                                                                 in the Scudder
                                                                                                                 Mutual Funds
                                                                                                                 Family (consisting
                                                                                                                 of 52 portfolios).

William D. White; 71        Trustee        Since 2001     Mr. White is retired        Mr. White is a director    None
P.O. Box 199                                              (since 1994).               or trustee of 16
Upper Black Eddy, PA 18972                                                            investment companies
                                                                                      (consisting of 33
                                                                                      portfolios) for which UBS
                                                                                      Global AM or one of its
                                                                                      affiliates serves as
                                                                                      investment advisor,
                                                                                      subadvisor or manager.


----------
+ Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age.

++ Mrs. Alexander is deemed an "interested person" of the Trust as defined in the Investment Company Act because an immediate family member is an employee of an affiliate of UBS Global AM.

+++ Professor Feldberg is deemed an "interested person" of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

OFFICERS

                              POSITION(S)     TERM OF OFFICE+
      NAME, ADDRESS            HELD WITH       AND LENGTH OF               PRINCIPAL OCCUPATION(S)
         AND AGE                 TRUST          TIME SERVED                  DURING PAST 5 YEARS
--------------------------   --------------   ---------------   ---------------------------------------------
Joseph Allessie*; 40         Vice President   Since 2005        Mr. Allessie is a director and associate
                             and Assistant                      general counsel at UBS Global Asset
                             Secretary                          Management (US) Inc. and UBS Global Asset
                                                                Management (Americas) Inc. (collectively,
                                                                "UBS Global AM -- Americas region") (since
                                                                2005). Prior to joining UBS Global AM --
                                                                Americas region, he was senior vice president
                                                                and general counsel of Kenmar Advisory Corp.
                                                                (from 2004 to 2005). Prior to that Mr.
                                                                Allessie was general counsel and secretary of
                                                                Global Asset Management (USA) Inc., GAM
                                                                Investments, GAM Services, GAM Funds, Inc.
                                                                and the GAM Avalon Funds (from 1999 to 2004).
                                                                Such entities are affiliates of UBS Global AM
                                                                -- Americas region. Prior to joining GAM, Mr.
                                                                Allessie was Regulatory Officer to the State
                                                                of New Jersey, Department of Law and Public
                                                                Safety, Bureau of Securities (from 1993 to
                                                                1999). Mr. Allessie is a vice president and
                                                                assistant secretary of 20 investment
                                                                companies (consisting of 75 portfolios) for
                                                                which UBS Global AM -- Americas region or one
                                                                of its affiliates serves as investment
                                                                advisor, sub-advisor or manager.

W. Douglas Beck*; 38         President        Since 2005        Mr. Beck is an executive director and
                                                                head of product development and
                                                                management for UBS Global AM -- Americas
                                                                region (since 2002). From March 1998 to
                                                                November 2002, he held various positions
                                                                at Merrill Lynch, the most recent being
                                                                first vice president and co-manager of
                                                                the managed solutions group. Mr. Beck is
                                                                president of 20 investment companies
                                                                (consisting of 75 portfolios) for which
                                                                UBS Global AM -- Americas region or one
                                                                of its affiliates serves as investment
                                                                advisor, sub-advisor or manager, and was
                                                                vice president of such investment
                                                                companies from 2003 to 2005.

                              POSITION(S)     TERM OF OFFICE+
      NAME, ADDRESS            HELD WITH       AND LENGTH OF               PRINCIPAL OCCUPATION(S)
         AND AGE                 TRUST          TIME SERVED                  DURING PAST 5 YEARS
--------------------------   --------------   ---------------   ---------------------------------------------
James Capezzuto*; 41         Vice President   Since 2004        Mr. Capezzuto is a director and associate
                             and Assistant                      general counsel at UBS Global AM -- Americas
                             Secretary                          region (since 2004). Prior to joining UBS
                                                                Global AM -- Americas region, he was senior
                                                                vice president, senior compliance manager at
                                                                Bank of America (from 2003 to 2004). Prior to
                                                                that he was general counsel at Steinberg
                                                                Priest & Sloane and prior to that he was
                                                                director and senior counsel at Deutsche Asset
                                                                Management (from 1996 to 2002). Mr. Capezzuto
                                                                is a vice president and assistant secretary
                                                                of 20 investment companies (consisting of 75
                                                                portfolios) for which UBS Global AM --
                                                                Americas region or one of its affiliates
                                                                serves as investment advisor, sub-advisor or
                                                                manager.

Thomas Disbrow*; 39          Vice President   Since 2000        Mr. Disbrow is a director, head of retail
                             and Treasurer    (Vice             mutual fund operations and co-head of the
                                              President);       mutual fund finance department of UBS Global
                                              Since 2004        AM -- Americas region. Prior to November
                                              (Treasurer)       1999, he was a vice president of Zweig/Glaser
                                                                Advisers. Mr. Disbrow is a vice president and
                                                                treasurer of 16 investment companies
                                                                (consisting of 33 portfolios) and vice
                                                                president and assistant treasurer of four
                                                                investment companies (consisting of 42
                                                                portfolios) for which UBS Global AM --
                                                                Americas region or one of its affiliates
                                                                serves as investment advisor, sub-advisor or
                                                                manager.

Mark F. Kemper**; 47         Vice President   Since 2004        Mr. Kemper is general counsel of UBS Global
                             and Secretary                      AM -- Americas region (since July 2004). Mr.
                                                                Kemper also is an executive director of UBS
                                                                Global AM -- Americas region. He was deputy
                                                                general counsel of UBS Global Asset
                                                                Management (Americas) Inc. ("UBS Global AM --
                                                                Americas") from July 2001 to July 2004. He
                                                                has been secretary of UBS Global AM --
                                                                Americas since 1999 and assistant secretary of
                                                                UBS Global Asset Management Trust Company since
                                                                1993. Mr. Kemper is secretary of UBS Global AM --
                                                                Americas region (since 2004). Mr. Kemper is vice
                                                                president and secretary of 20 investment companies
                                                                (consisting of 75 portfolios) for which UBS
                                                                Global AM -- Americas region or one of its
                                                                affiliates serves as investment advisor, sub-
                                                                advisor or manager.

                              POSITION(S)     TERM OF OFFICE+
      NAME, ADDRESS            HELD WITH       AND LENGTH OF               PRINCIPAL OCCUPATION(S)
         AND AGE                 TRUST          TIME SERVED                  DURING PAST 5 YEARS
--------------------------   --------------   ---------------   ---------------------------------------------
Joanne M. Kilkeary*; 37      Vice President   Since 2004        Ms. Kilkeary is an associate director (since
                             and Assistant                      2000) and a senior manager (since 2004) of
                             Treasurer                          the mutual fund finance department of UBS
                                                                Global AM -- Americas region. Ms. Kilkeary is
                                                                a vice president and assistant treasurer of
                                                                16 investment companies (consisting of 33
                                                                portfolios) for which UBS Global AM --
                                                                Americas region or one of its affiliates
                                                                serves as investment advisor, sub-advisor or
                                                                manager.

Joseph T. Malone*; 37        Vice President   Since 2004        Mr. Malone is a director and co-head of the
                             and Assistant                      mutual fund finance department of UBS Global
                             Treasurer                          AM -- Americas region. From August 2000
                                                                through June 2001, he was the controller at
                                                                AEA Investors Inc. From March 1998 to August
                                                                2000, Mr. Malone was a manager within the
                                                                investment management services practice of
                                                                PricewaterhouseCoopers LLC. Mr. Malone is
                                                                vice president and assistant treasurer of 16
                                                                investment companies (consisting of 33
                                                                portfolios) and vice president, treasurer and
                                                                principal accounting officer of four
                                                                investment companies (consisting of 42
                                                                portfolios) for which UBS Global AM --
                                                                Americas region or one of its affiliates
                                                                serves as investment advisor, sub-advisor or
                                                                manager.

Michael H. Markowitz**; 40   Vice President   Since 1998        Mr. Markowitz is a managing director,
                                                                portfolio manager and head of U.S. short
                                                                duration fixed income of UBS Global AM --
                                                                Americas region. Mr. Markowitz is a vice
                                                                president of five investment companies
                                                                (consisting of 21 portfolios) for which UBS
                                                                Global AM -- Americas region or one of its
                                                                affiliates serves as investment advisor,
                                                                sub-advisor or manager.

Joseph McGill*; 43           Vice President   Since 2004        Mr. McGill is an executive director and chief
                             and Chief                          compliance officer at UBS Global AM --
                             Compliance                         Americas region (since 2003). Prior to joining UBS
                             Officer                            Global AM -- Americas region he was Assistant
                                                                General Counsel at J.P. Morgan Investment Management
                                                                (from 1999 to 2003). Mr. McGill is a vice
                                                                president and chief compliance officer of 20
                                                                investment companies (consisting of 75
                                                                portfolios) for which UBS Global AM --
                                                                Americas region or one of its affiliates
                                                                serves as investment advisor, sub-advisor or
                                                                manager.

                              POSITION(S)     TERM OF OFFICE+
      NAME, ADDRESS            HELD WITH       AND LENGTH OF               PRINCIPAL OCCUPATION(S)
         AND AGE                 TRUST          TIME SERVED                  DURING PAST 5 YEARS
--------------------------   --------------   ---------------   ---------------------------------------------

Robert Sabatino**; 31        Vice President   Since 2001        Mr. Sabatino is a director and portfolio
                                                                manager of UBS Global AM -- Americas region
                                                                in the short duration fixed income group
                                                                (since October 2001). From 1995 to 2001 he
                                                                was a portfolio manager at Merrill Lynch
                                                                Investment Managers responsible for the
                                                                management of several retail and
                                                                institutional money market funds. Mr.
                                                                Sabatino is a vice president of one
                                                                investment company (consisting of four
                                                                portfolios) for which UBS Global AM --
                                                                Americas region or one of its affiliates
                                                                serves as investment advisor, sub-advisor or
                                                                manager.

Eric Sanders*; 39           Vice President     Since 2005       Mr. Sanders is a director and associate general counsel of
                            and Assistant                       UBS Global AM-Americas region (since July 2005).  From
                            Secretary                           1996 until June 2005, he held various positions at
                                                                Fred Alger & Company, Incorporated, the most recent being
                                                                assistant vice president and associate general counsel.
                                                                Mr. Sanders is a vice president and assistant secretary of
                                                                16 investment companies (consisting of 33 portfolios) for
                                                                which UBS Global AM-Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 44         Vice President   Since 1995        Mr. Weller is an executive director and
                             and Assistant                      associate general counsel of UBS Global AM --
                             Secretary                          Americas region. Mr. Weller is a vice
                                                                president and assistant secretary of 20
                                                                investment companies (consisting of 75
                                                                portfolios) for which UBS Global AM --
                                                                Americas region or one of its affiliates
                                                                serves as investment advisor, sub-advisor or
                                                                manager.


----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

+ Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.

               INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUND SHARES

                                                                     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                     ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                         DOLLAR RANGE OF        DOLLAR RANGE OF            BY TRUSTEE FOR WHICH UBS GLOBAL AM
                       EQUITY SECURITIES IN   EQUITY SECURITIES IN   OR AN AFFILIATE SERVES AS INVESTMENT ADVISOR,
TRUSTEE                CASH RESERVES FUND+    LIQUID ASSETS FUND+               SUB-ADVISOR OR MANAGER+
--------------------   --------------------   --------------------   ----------------------------------------------
INTERESTED TRUSTEES
Margo N. Alexander             None                   None                           Over $100,000
Meyer Feldberg                 None                   None                           Over $100,000

INDEPENDENT TRUSTEES
Richard Q. Armstrong           None            $10,000 - $50,000                     Over $100,000
David J. Beaubien              None                   None                           Over $100,000
Richard R. Burt                None                   None                           Over $100,000
William D. White               None                   None                           Over $100,000

----------
+    Information regarding ownership is as of December 31, 2004.

                                   COMMITTEES

     The Trust has an Audit Committee (formerly known as the Audit and Contract Review Committee) and a Nominating and Corporate Governance Committee. The members of the Audit Committee are currently the Independent Trustees (as defined herein). Richard Q. Armstrong is chairperson of the Audit Committee. The following Independent Trustees are members of the Nominating and Corporate Governance Committee: William D. White and Richard R. Burt (Chairperson).

     The Audit Committee is responsible for, among other things: (i) overseeing the scope of a fund's audit; (ii) overseeing a fund's accounting and financial reporting policies, practices and internal controls; and (iii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of a fund's independent registered public accounting firm, as well as determining the compensation thereof. In furtherance of its duties, the Audit Committee also is responsible for, among other things: obtaining assurance from a fund's independent registered public accounting firm of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent registered public accounting firm; inquiring as to a fund's qualification under Subchapter M of the Internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent auditors any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit Committee has the responsibilities described above, it is not responsible for planning or conducting a fund's audit or determining whether a fund's financial statements are complete and accurate and are in accordance with U.S. generally accepted accounting principles. Absent actual knowledge to the contrary, Audit Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside a fund.

     The Audit Committee currently normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During the funds' fiscal year ended April 30, 2005, the Audit Committee held five meetings.

     The Trust's board has also established a Nominating and Corporate Governance Committee that acts pursuant to a written charter. The Nominating and Corporate Governance Committee is responsible for, among other things, selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees; making recommendations to the board with respect to compensation of board and committee members; performing an annual evaluation of the board and its committees; reporting on such evaluation to the board; and performing other such corporate governance functions as the board may authorize. The Nominating and Corporate Governance Committee held four meetings during the fiscal year ended April 30, 2005. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among the Independent Trustees. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the Trust at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114 and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's RESUME or CURRICULUM VITAE and must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.

           INFORMATION ABOUT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY
             UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY
                   OR UNDER COMMON CONTROL WITH UBS GLOBAL AM

     As of December 31, 2004, the Independent Trustees and their immediate family members did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

                                  COMPENSATION

     Each Independent Trustee receives, in the aggregate from UBS Global AM funds, an annual retainer of $70,000, and a $13,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Independent Trustees who participate in previously scheduled in-person meetings by telephone to accommodate other business obligations are paid $2,000 for such meetings. Independent Trustees who participate in previously scheduled in-person meetings by telephone because of illness or other unavoidable circumstances are paid the full meeting fee. The board's Chairman receives annually $30,000; the chairperson of the Audit Committee receives annually $25,000; and the chairperson of the Nominating and Corporate Governance Committee receives annually $15,000; provided that, if a board member simultaneously holds more than one such position, he or she is paid only the higher of the fees otherwise payable for these positions. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) as follows: (i) one-half of the expense will be allocated pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment and (ii) one-half the expense will be allocated to the amount of such funds. No officer, director or employee of UBS Global AM or one of its affiliates currently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

     The table below includes certain information relating to the compensation of the current board members and the compensation of those board members from all funds for which UBS Global AM or an affiliate served as an investment advisor, sub-advisor or manager during the periods indicated.

                               COMPENSATION TABLE+

                                            AGGREGATE
                                          COMPENSATION
                                              FROM
                                     -----------------------
                                        CASH        LIQUID        TOTAL COMPENSATION FROM
                                      RESERVES      ASSETS           THE TRUST AND THE
        NAME OF PERSON, POSITION        FUND*        FUND*             FUND COMPLEX**
     -----------------------------   ----------   ----------      -----------------------
     Richard Q. Armstrong, Trustee   $    3,032   $    3,150             $  150,875
     David J. Beaubien, Trustee           2,525        2,625                129,000
     Richard R. Burt, Trustee             2,525        2,625                127,000
     Meyer Feldberg, Trustee++            2,751        2,858                249,000
     William D. White, Trustee            2,525        2,625                129,000

----------
+ Only Independent Trustees are compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager; trustees who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

++ Until March 1, 2005, Professor Feldberg was an independent board member and was compensated as such by the funds for which UBS Global AM or an affiliate served as investment advisor, sub-advisor or manager. Effective March 1, 2005, Professor Feldberg is an "interested person" of the funds due to his position as senior advisor with Morgan Stanley. As such, Professor Feldberg is no longer compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor, or manager.

* Represents fees paid to each trustee indicated for the fiscal year ended April 30, 2005.

** Represents fees paid during the calendar year ended December 31, 2004 to each board member by: (a) 16 investment companies in the case of Messrs. Armstrong, Beaubien, Burt and White; and (b) 31 investment companies in the case of Professor Feldberg for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager.
     No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     As of August 2, 2005, trustees and officers owned in the aggregate less than 1% of the outstanding shares of either fund.

     As of August 16, 2005, the Trust's records showed no shareholders as owning 5% or more of the funds' shares, and the Trust is not aware of any beneficial owner of 5% or more of the funds' shares.

   INVESTMENT ADVISORY, ADMINISTRATION AND PRINCIPAL UNDERWRITING ARRANGEMENTS

     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS Global AM acts as the investment advisor and administrator for each fund pursuant to separate contracts with the Trust (respectively, "Cash Reserves Contract" and "Liquid Assets Contract"; collectively, "Advisory and Administration Contracts"). During the periods indicated, the funds paid (or accrued) the following investment advisory and administration fees:

                                                            FISCAL YEAR ENDED APRIL 30,
                                         -----------------------------------------------------------------
                                                2005                   2004                    2003
                                         ------------------     ------------------      ------------------
CASH RESERVES FUND                               $1,004,447               $921,925              $1,069,481
                                         (of which $547,758     (of which $692,763      (of which $614,720
                                                was waived)            was waived)             was waived)
LIQUID ASSETS FUND                                 $324,123                $98,670                $116,520
                                              (all of which          (all of which           (all of which
                                                was waived)            was waived)             was waived)

     Under the terms of the Cash Reserves Contract, Cash Reserves Fund pays UBS Global AM an annual fee, computed daily and paid monthly, at the rate of 0.33% of the fund's average daily net assets. Cash Reserves Fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. Expenses borne by the fund include the following (or the fund's proportionate share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS Global AM; (3) organizational expenses;
(4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or UBS Global AM; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (14) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (15) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (16) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (17) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (18) the cost of investment company literature and other publications provided to the trustees and officers; (19) costs of mailing, stationery and communications equipment; (20) expenses incident to any dividend, withdrawal or redemption options; (21) charges and expenses of any outside pricing service used to value portfolio securities; and (22) interest on borrowings.

     Under the terms of the Liquid Assets Contract, UBS Global AM manages the investment operations of Liquid Assets Fund and also administers the fund's business affairs. In return, Liquid Assets Fund pays UBS Global AM a fee, computed daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fees are limited to reimbursement of UBS Global AM's direct advisory/ administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the fund reimburses UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge is included or the fund pays the service provider directly. (These fees and expenses of the fund are referred to as "Direct Expenses.") UBS Global AM has advised the fund that it expects its Direct Expenses to approximate an annual rate of 0.09% of the average daily net assets of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm that only Direct Expenses are paid to UBS Global AM or a service provider by the fund.

     The Direct Expenses borne by Liquid Assets Fund include the following (or the fund's proportionate share of the following): (1) expenses of paying the salaries and expenses of the Trust's officers and other personnel engaged in administering the Trust's business; (2) expenses of monitoring financial and shareholder accounting services provided by the Trust's custodian and transfer agent, respectively; (3) expenses of responding to shareholder inquiries and disseminating information to shareholders; (4) expenses of monitoring compliance with the Trust's registration statements and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (5) expenses of preparing semi-annual and annual reports to shareholders; (6) expenses of preparing filings required by the SEC; (7) expenses of assisting in the preparation of federal, state and local tax returns; (8) expenses of assisting with the payment of notice filing fees under state securities laws; (9) expenses of organizing annual and special meetings of shareholders; (10) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith;
(11) expenses incurred on behalf of the fund by UBS Global AM under the Liquid Assets Contract; (12) expenses of organizing the Trust and the fund; (13) filing fees and expenses relating to the registration and qualification of the fund's shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (14) fees and salaries payable to the Trust's trustees and officers who are not interested persons of the Trust or UBS Global AM; (15) all expenses incurred in connection with the trustees services, including travel expenses; (16) taxes (including any income or franchise taxes) and governmental fees; (17) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (18) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (19) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (20) charges of custodians, transfer agents and other agents (including any lending agent); (21) costs of preparing any share certificates; (22) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (23) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (24) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or the fund;
(25) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (26) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (27) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (28) costs of mailing, stationery and communications equipment; (29) expenses incident to any dividend, withdrawal or redemption options; (30) charges and expenses of any outside pricing service used to value portfolio securities; and (31) interest on borrowings of the fund; and (32) any other costs and expenses incurred in managing the portfolio of the fund.

     General expenses of the Trust not readily identifiable as belonging to a fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Services provided by UBS Global AM under each Advisory and Administration Contract, as discussed above, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.

     Under each Advisory and Administration Contract, UBS Global AM will not be liable for any error of judgment of mistake of law or for any loss suffered by the relevant fund in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory and Administration Contract terminates automatically upon assignment, and each is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the fund.


     CASH RESERVES FUND:  BOARD APPROVAL OF CASH RESERVES CONTRACT

BACKGROUND. At a meeting of the fund's board on July 20, 2005, the members of the board, including the fund's Independent Trustees, considered and approved the continuance of the Cash Reserves Contract. In preparing for the meeting, the board members had requested and received information from UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the fund, certain portions of which are discussed below. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Agreement. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel.
The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

BOARD APPROVAL OF CASH RESERVES CONTRACT. In approving the Cash Reserves Contract, the Board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE CASH RESERVES CONTRACT. The Board received and considered information regarding the nature, extent and quality of advisory services provided to the fund by UBS Global AM under the Cash Reserves Contract during the past year. The Board also received a description of the administrative and other services rendered to the fund and its shareholders by UBS Global AM. The Board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the fund's affairs and UBS Global AM's role in coordinating providers of other services to the fund, including custody, accounting and transfer agency services. The Board's evaluation of the services provided by UBS Global AM took into account the Board's knowledge and familiarity gained as Board members of funds in the UBS fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the fund's expanded compliance programs.

     The Board had available to it the qualifications, backgrounds and responsibilities of the fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the fund and recognized that many of these persons report to the Board regularly, some at every Board meeting. The Board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

     The Board reviewed how transactions in fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the Board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. The Board noted that UBS Global AM acts as the principal underwriter of the fund's shares and that it may enter into dealer agreements with UBS Financial Services Inc. and with unaffiliated broker-dealers to authorize them to sell the fund's shares. In addition, management also reported to the Board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

     The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Cash Reserves Contract.

FUND PERFORMANCE. The Board received and considered performance information of the fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, and five- year periods ended May 31, 2005, and since inception. The Board was provided with a description of the methodology Lipper used to determine the similarity of the fund with the funds included in the Performance Universe. The Board also noted that it had received information throughout the year at periodic intervals with respect to the fund's performance.

     The comparative Lipper information showed that the fund's performance was consistently in the top quintile for each of the periods shown. Based on its review, the Board concluded that the fund's investment performance was satisfactory.

ADVISORY FEES AND EXPENSE RATIOS. The Board reviewed and considered the contractual Management Fee (the "Contractual Management Fee") payable by the fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The Board also reviewed and considered the fee waiver currently in place for the fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee"). The Board also considered that UBS Global AM had entered into a reimbursement/management fee waiver agreement with the fund under which UBS Global AM is contractually obligated to reimburse fund expenses to the extent that the fund's annual expenses otherwise would exceed 0.47%. The Board also considered that the fund has agreed to repay UBS Global AM for those reimbursed expenses if the fund can do so over the following three years without causing its expenses in any of those years to exceed 0.47%. The Board noted that UBS Global AM is also contractually obligated to waive 0.04% of its 0.33% Contractual Management Fee.

     Additionally, the Board received and considered information comparing the fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense Group").

     The comparative Lipper information showed that the fund's Contractual Management Fee and Actual Management Fee were each in the first quintile in the fund's expense group and were lower than those of most of the funds in their Expense Group (i.e., second lowest and lowest of eight, respectively, for the fiscal year ended May 31, 2005). The Board also noted that the fund's total expenses were the second lowest of the eight funds in its Expense Group for the fiscal year ended May 31, 2005. The Board noted that while one reason for the fund's relatively low overall expenses was that, unlike the other funds in its Expense Group, the fund did not charge a service/distribution fee, the fund's total expenses would still have been approximately at the median for its Expense Group if the fund had a service/distribution fee.

     Taking all of the above into consideration, the Board determined that the Contractual Management Fee was reasonable in light of the nature, extent and quality of the services provided to the fund under the Cash Reserves Contract.

ADVISER PROFITABILITY. The Board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the fund. The Board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the Board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the fund.

ECONOMIES OF SCALE. The Board received and considered information from management regarding whether there have been economies of scale with respect to the management of the fund, whether the fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the fund were being passed along to the shareholders. The Board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

     The Board noted that the fund's Contractual Management Fee did not contain any breakpoints and considered management's statement that it believed economies of scale were being appropriately shared with fund shareholders.

The Board also noted that as the fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets. The Board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all.

     Generally, in light of UBS Global AM's profitability data, the Actual (as well as Contractual) Management Fee and the expense cap currently in place, the Board believed that UBS Global AM's sharing of current economies of scale with the fund was acceptable.

OTHER BENEFITS TO UBS GLOBAL AM. The Board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the fund, including the opportunity to offer additional products and services to fund shareholders.

     In light of the costs of providing investment advisory, administrative and other services to the fund and UBS Global AM's ongoing commitment to the fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

     In light of all of the foregoing, the Board approved the Cash Reserves Contract to continue for another year.

     No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Cash Reserves Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Cash Reserves Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

     LIQUID ASSETS FUND: BOARD APPROVAL OF LIQUID ASSETS CONTRACT

BACKGROUND. At a meeting of the fund's board on July 20, 2005, the members of the board, including the fund's Independent Trustees, considered and approved the continuance of the Liquid Assets Contract. In preparing for the meeting, the board members had requested and received information from UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the fund, certain portions of which are discussed below. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Liquid Assets Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

BOARD APPROVAL OF LIQUID ASSETS CONTRACT. In approving the Liquid Assets Contract, the Board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE LIQUID ASSETS CONTRACT. The Board received and considered information regarding the nature, extent and quality of advisory services provided to the fund by UBS Global AM under the Liquid Assets Contract during the past year. The Board also received a description of the administrative and other services rendered to the fund and its shareholders by UBS Global AM. The Board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the fund's affairs and UBS Global AM's role in coordinating providers of other services to the fund, including custody, accounting and transfer agency services. The Board's evaluation of the services provided by UBS Global AM took into account the Board's knowledge and familiarity gained as Board members of funds in the UBS fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The

Board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the fund's expanded compliance programs.

     The Board had available to it the qualifications, backgrounds and responsibilities of the fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the fund and recognized that many of these persons report to the Board regularly, some at every Board meeting. The Board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

     The Board reviewed how transactions in fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the Board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. The Board noted that UBS Global AM acts as the principal underwriter of the fund's shares and that it had entered into a dealer agreement with UBS Financial Services Inc. to authorize UBS Financial Services Inc. to sell the fund's shares. In addition, management also reported to the Board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

     The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Liquid Assets Contract.

FUND PERFORMANCE. The Board received and considered performance information of the fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, and five- year periods ended May 31, 2005 and since inception and noted that the Lipper data showed that the fund had ranked in the first quintile for each of the periods shown and had ranked first among the funds in its Performance Universe for the five-year period and since inception. The Board was provided with a description of the methodology Lipper used to determine the similarity of the fund with the funds included in the Performance Universe. The Board also noted that it had received information throughout the year at periodic intervals with respect to the fund's performance.

     The comparative Lipper information showed that the fund's performance was consistently in the top quintile for each of the periods shown. Based on its review, the Board concluded that the fund's investment performance was satisfactory.

ADVISORY FEES AND EXPENSE RATIOS. The Board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The Board also reviewed and considered the fee waiver currently in place for the fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee") The Board noted that under the terms of the Advisory and Administration Agreement, the fund pays UBS Global AM a fee, computed daily and paid monthly; where the services are provided directly by UBS Global AM or an affiliate, the fees are limited to reimbursement of UBS Global AM's direct advisory/ administrative costs and expenses and will exclude any profit or overhead charges; where UBS Global AM arranges for an unaffiliated person to provide services, the fund reimburses UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge is included or the fund pays the service provider directly.

     The Board noted that UBS Global AM currently waives its entire advisory/administrative fees from the fund so that the effective total fund operating expenses were expected to be no more than 0.17% of average daily net assets. The Board also noted that UBS Global AM may terminate this voluntary waiver at any time in the future.

     Additionally, the Board received and considered information comparing the fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense Group").

     The comparative Lipper information showed that the fund's Contractual Management Fee and Actual Management Fee were each the lowest in their Expense Group. The Board also noted that the fund's total expenses were the lowest of the eight funds in its Expense Group. The Board noted that while one reason for the fund's relatively low overall expenses was that, unlike most of the other funds in its Expense Group, the fund did not charge a service/distribution fee, the fund's total expenses would still have been below the median for its Expense Group if the fund had a service/distribution fee.

     Taking all of the above into consideration, the Board determined that the Contractual Management Fee was reasonable in light of the nature, extent and quality of the services provided to the fund under the Liquid Assets Contract.

ADVISOR PROFITABILITY. The Board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the fund. The Board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the Board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the fund.

ECONOMIES OF SCALE. The Board received and considered information from management regarding whether there have been economies of scale with respect to the management of the fund, whether the fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the fund were being passed along to the shareholders. The Board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

     The Board noted that the fund's Contractual Management Fee did not contain any breakpoints and considered management's statement that it believed economies of scale were being appropriately shared with fund shareholders. The Board also noted that as the fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets. The Board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all.

     Generally, in light of UBS Global AM's profitability data, the Actual (as well as Contractual) Management Fee and the expense waiver currently in place, the Board believed that UBS Global AM's sharing of current economies of scale with the fund was acceptable.

OTHER BENEFITS TO UBS GLOBAL AM. The Board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the fund, including receipt of brokerage and the opportunity to offer additional products and services to fund shareholders.

     In light of the costs of providing investment advisory, administrative and other services to the fund and UBS Global AM's ongoing commitment to the fund, the profits (if any) and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

     In light of all of the foregoing, the Board approved the Liquid Assets Contract to continue for another year.

     No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Liquid Assets Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.


     PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the principal underwriter of each fund's shares pursuant to a principal underwriting contract with the Trust ("Principal Underwriting Contract"). The Principal Underwriting Contract requires UBS Global AM to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. UBS Global AM may enter into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other financial institutions to authorize them to sell fund shares. As of the date of this SAI, UBS Global AM has entered into a Dealer Agreement with UBS Financial Services Inc. UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114.

     UBS Global AM may also make cash and non-cash payments to broker-dealers and other financial intermediaries (collectively, "Financial Intermediaries"), subject to UBS Global AM's internal policies and procedures. UBS Global AM provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS Global AM. UBS Global AM also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM's internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM's headquarters or other appropriate locations and may include reimbursement of travel expenses (I.E., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM's internal policies and procedures, UBS Global AM may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM's promotional items of nominal value (golf balls, shirts, etc.). In addition, Financial Intermediaries may have omnibus accounts and similar arrangements with UBS Global AM and may be paid by UBS Global AM for providing sub-transfer agency and other services.


     TRANSFER AGENCY RELATED SERVICES. UBS Financial Services Inc. provides transfer agency related services to Cash Reserves Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the fund's transfer agent, and is compensated for these services by PFPC, not the fund.

     For the year ended April 30, 2005, UBS Financial Services Inc. received from PFPC, not from Cash Reserves Fund, $371,525 of the total transfer agency and related services fees paid by the fund to PFPC.

     SECURITIES LENDING. During the fiscal year ended April 30, 2005, Cash Reserves Fund earned $212 for lending its securities. During the fiscal year ended April 30, 2004, Cash Reserves Fund and Liquid Assets Fund earned $3,858 and $5,853, respectively, for lending securities. Liquied Assets Fund did not participate in securities lending for the fiscal year ended April 30, 2005. Each fund's lending agent is UBS Securities LLC (or UBS Financial Services Inc., which provided such service prior to UBS Securities LLC). UBS Securities LLC (or UBS Financial Services Inc.) earned $67 in compensation from Cash Reserves Fund for the year ended April 30, 2005. During the fiscal year ended April 30, 2004, Cash Reserves Fund and Liquid Assets Fund paid $1,490 and $2,134, respectively, to UBS Securities LLC (or UBS Financial Services Inc.) for its services as securities lending agent. During the fiscal year ended April 30, 2003, Cash Reserves Fund and Liquid Assets Fund paid $56 and $35, respectively, to UBS Financial Services Inc. for its services as securities lending agent.

                             PORTFOLIO TRANSACTIONS

     The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

     For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

     Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts may be used in advising the funds.

     During the fiscal years ended April 30, 2005, 2004 and 2003, the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.

     Investment decisions for a fund and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

     As of April 30, 2005, the funds owned securities issued by the following companies which are regular broker-dealers for the fund:

CASH RESERVES FUND

ISSUER                             TYPE OF SECURITY              VALUE
-------------------------   -------------------------------   ------------
Goldman Sachs Group, Inc.          Commercial Paper           $  7,990,533
Goldman Sachs, Inc.              Repurchase Agreement           25,800,000
Morgan Stanley                     Commercial Paper              3,469,702
Morgan Stanley              Short-term Corporate Obligation      3,018,204

LIQUID ASSETS FUND

ISSUER                             TYPE OF SECURITY              VALUE
-------------------------   -------------------------------   ------------
Goldman Sachs Group, Inc.          Commercial Paper           $  2,996,450

     ADDITIONAL PURCHASE AND REDEMPTION INFORMATION; FINANCIAL INSTITUTIONS

     ADDITIONAL PURCHASE INFORMATION. Shares of the funds are primarily offered to the eligible benefit plans that participate in the programs described in the funds' Prospectuses. A listing of the types of eligible benefit plans that may buy fund shares is included in the Prospectuses. A UBS Financial Services Inc. or UBS Global AM client who applies to participate in a program described in the applicable fund's Prospectus will be eligible to purchase shares of that fund upon acceptance of the application by UBS Financial Services Inc. Eligibility of participants is within the discretion of UBS Financial Services Inc. In the event a client of UBS Financial Services Inc. leaves a program, the client may not continue to hold shares of the fund. The funds may be made available to other programs in the future.

     Each fund may, subject to approval by the board, accept securities in which the fund is authorized to invest as consideration for the issuance of its shares, provided that the value of the securities is at least equal to the net asset value of the fund's shares at the time the transaction occurs. A fund may accept or reject any such securities in its discretion.

     ADDITIONAL REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or
(b) it is not reasonably practicable for such fund fairly to determine the value of its net assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

     Under normal circumstances, the funds will redeem shares when so requested by a shareholder's broker-dealer, the shareholder's Financial Advisor or his or her financial institution. Such a redemption order will be executed at the net asset value next determined after the order is received by UBS Global AM. Redemptions of each fund's shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.

     FINANCIAL INSTITUTIONS. The funds may authorize financial institutions and their delegates or their agents to accept on their behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The funds will be deemed to have received these purchase and redemption orders when such an institution or its delegate or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the financial institutions and their delegates or their agents.

                               VALUATION OF SHARES

     Each fund uses its best efforts to maintain its net asset value at $1.00 per share. Each fund's net asset value per share is typically determined by its custodian, State Street Bank and Trust Company, twice each business day, at noon, Eastern time, and at 4:00 p.m., Eastern time. Generally, the net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

     Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

     The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for each fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

     In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matri Xor formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                                  TAXES

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders in each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, net income derived from an interest in a qualified publicly-traded partnership and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer, in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly-traded partnerships.

     By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on a portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for the taxable year. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     TAXES ON FUND DISTRIBUTIONS. Distributions of investment company taxable income are taxable to you, whether paid in cash or reinvested in fund shares. Distributions of net investment income received by each fund from investments in debt securities and any net realized short-term capital gains distributed by each fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations. Due to their investment strategies, each fund will not typically derive net long-term capital gains.

     Although current tax law generally provides for a minimum tax rate for individual taxpayers of 15% on certain qualifying dividend income, distributions from funds such as these funds investing primarily in bonds and other debt instruments will not generally qualify for the lower tax rates.

                                OTHER INFORMATION

     DELAWARE STATUTORY TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.

     VOTING RIGHTS. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

     The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

     PRIOR NAMES. Prior to April 8, 2002, the Trust was known as Brinson Money Series, and the funds' names were Brinson Cash Reserves Fund and Brinson Liquid Assets Fund. Prior to May 9, 2001, the Trust was known as Mitchell Hutchins LIR Money Series and the funds' names were LIR Cash Reserves Fund and LIR Liquid Assets Fund. Prior to July 28, 1999, the Trust was known as Mitchell Hutchins Institutional Series.

     CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 2 Avenue DeLafayette, Boston, MA 02206-5501, serves as custodian and recordkeeping agent for the funds. PFPC Inc., located at 400 Bellevue Parkway, Wilmington, DE 19809, is a subsidiary of PNC Bank, N.A., and serves as the funds' transfer and dividend disbursing agent.

     COUNSEL. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401 serves as counsel to the funds. Dechert LLP also has acted as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent counsel to the Independent Trustees.

     AUDITORS. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as independent registered public accounting firm for the funds.

                              FINANCIAL STATEMENTS

     Each fund's Annual Report to Shareholders for its fiscal year ended April 30, 2005 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN A FUND'S PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUSES AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.


(C)2005 UBS Global Asset Management (US) Inc.
All rights reserved.



[UBS GLOBAL ASSET MANAGEMENT LOGO]


                               UBS Cash Reserves Fund

                               UBS Liquid Assets Fund


                                      Statement of Additional Information

                                                  August 30, 2005

[UBS GLOBAL ASSET MANAGEMENT LOGO]

                          UBS SELECT MONEY MARKET FUND
                            UBS SELECT TREASURY FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     UBS Select Money Market Fund ("Select Money Market Fund") and UBS Select Treasury Fund ("Select Treasury Fund") (together, "the funds"), are professionally managed money market funds organized as diversified series of UBS Money Series, an open-end investment management company.

     UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as investment advisor, administrator, and principal underwriter for the funds. UBS Global AM is an indirect wholly owned subsidiary of UBS AG.

     Portions of the funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-888-547 FUND.

     This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated August 30, 2005. A copy of the Prospectus may be obtained by calling a financial intermediary through which shares may be purchased or by calling toll-free 1-888-547 FUND. Customers of banks and other financial intermediaries that purchase Financial Intermediary shares may obtain the Prospectus from their financial intermediaries. The Prospectus also contains more complete information about each fund. You should read it carefully before investing.

     This SAI is dated August 30, 2005.


                                TABLE OF CONTENTS


                                                                                                       PAGE
                                                                                                       ----
     The Funds and Their Investment Policies                                                              2
     The Funds' Investments, Related Risks and Limitations                                                3
     Disclosure of Portfolio Holdings                                                                     9
     Organization of the Trust; Trustees and Officers; Principal Holders and Management
       Ownership of Securities                                                                           12
     Investment Advisory, Administration and Principal Underwriting Arrangements                         20
     Portfolio Transactions                                                                              27
     Additional Information Regarding Redemptions; Financial Institutions                                28
     Valuation of Shares                                                                                 28
     Taxes                                                                                               29
     Other Information                                                                                   30
     Financial Statements                                                                                30

                     THE FUNDS AND THEIR INVESTMENT POLICIES

     Each fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

     Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt-obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

     Each fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include US government securities, repurchase agreements related to US government securities, and securities of other registered investment companies that are money market funds. Other First Tier Securities are either
(1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.

     SELECT MONEY MARKET FUND'S investment objective is to earn maximum current income consistent with liquidity and preservation of capital. The fund's investments include (1) US and foreign government securities, (2) obligations of US and non-US banks, (3) commercial paper and other short-term obligations of US and non-US corporations, partnerships, trusts and similar entities, (4) funding agreements and other insurance company obligations, (5) repurchase agreements, and (6) investment company securities.

     The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

     The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only US dollar denominated obligations of non-US issuers.

     The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. See "The Funds" Investments, Related Risks and Limitations -- Investment Limitations of the Funds" for more information regarding borrowing. The fund may invest in the securities of other investment companies.

     SELECT TREASURY FUND'S investment objective is to earn maximum current income consistent with liquidity and the preservation of capital. Under normal circumstances, the fund invests at least 80% of its net assets in securities issued by the US Treasury and repurchase agreements relating to those instruments. The fund may also invest in the securities of other investment companies that invest in these instruments. Select Treasury Fund's 80% policy, as described above, is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to the 80% investment policy.

     The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. See "The Funds" Investments, Related Risks and Limitations -- Investment Limitations of the Funds' for more information regarding borrowing.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the funds' Prospectus and above concerning each fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

     YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the funds invest are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

     US GOVERNMENT SECURITIES. US Government Securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises, and are not guaranteed or insured by the US government. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Select Money Market Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     ASSET-BACKED SECURITIES. Select Money Market Fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

     VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Select Money Market Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Select Money Market Fund will purchase variable and floating rate securities of non-US government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

     Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     AUCTION RATE AND REMARKETED PREFERRED STOCK. Select Money Market Fund may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

     An investment in ARPS and RPS issued by closed-end funds also is subject to limitations that generally prohibit the fund from investing more than 10% of its assets in securities of other investment companies. See "The Fund's Investments, Related Risks and Limitations -- Investments in Other Investment Companies."

     VARIABLE AMOUNT MASTER DEMAND NOTES. Select Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

     FUNDING AGREEMENTS AND GUARANTEED INVESTMENT CONTRACTS. Select Money Market Fund may invest in funding agreements and guaranteed investment contracts issued by insurance companies which are obligations of the insurance company or one or more segregated asset accounts of the insurance company. Funding agreements permit the investment of varying amounts under a direct agreement between the fund and an insurance company and may provide that the principal amount may be increased from time to time (subject to specified maximums) by agreement of the parties or decreased by either party. The fund expects to invest primarily in funding agreements and guaranteed investment contracts with floating or variable rates. Some funding agreements and guaranteed investment contracts are subject to demand features that permit the fund to tender its interest back to the issuer. To the extent the fund invests in funding agreements and guaranteed investment contracts that either do not have demand features or have demand features that may be exercised more than seven days after the date of acquisition, these investments will be subject to the fund's limitation on investments in illiquid securities. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements" and -- "Illiquid Securities."

     INVESTING IN NON-US SECURITIES. Investments by Select Money Market Fund in US dollar-denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as domestic issuers. The fund's investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent that a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulation.

     CREDIT AND LIQUIDITY ENHANCEMENTS. Select Money Market Fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. A large institutional market has developed for many US and non-US securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of US and non-US issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

     The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

     UBS Global AM also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

     REPURCHASE AGREEMENTS. Select Money Market Fund and Select Treasury Fund each may enter into repurchase agreements. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special tri-party custodian or sub-custodian that maintains separate accounts for both a fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimal credit risks.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates.

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

     COUNTERPARTIES. A fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks UBS Global AM and/or its affiliates, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which a fund does business.

     OPERATIONS RISK. Each fund is subject to the risk that it may not be able to complete a transaction in the manner or at the time desired because of difficulties with the settlement process or other functions related to the processing of securities transactions.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund' s incurring a loss or missing an opportunity to make an alternative investment.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, and Select Money Market Fund may invest in certain securities of closed-end funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments,
(2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity. See also "The Funds' Investments, Related Risks and Limitations -- Auction Rate and Remarketed Preferred Stock."

     LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian (or a sub-custodian) in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS Securities LLC ("UBS Securities"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS Securities for these services. The board periodically reviews all portfolio securities loan transactions for which UBS Securities has acted as lending agent. UBS Securities and other affiliated broker-dealers have also been approved as borrowers under the funds' securities lending programs.

     SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     Each fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of US banks.

     The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Investments by Select Money Market Fund in master notes, funding agreements and similar instruments will not be considered to be the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     Each fund will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     POLICIES AND PROCEDURES GENERALLY. UBS Global AM and each fund's board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of a fund. UBS Global AM and each fund's chief compliance officer also considered actual and potential material conflicts that could arise in such circumstances between the interests of fund shareholders, on the one hand, and those of a fund's investment advisor, distributor, or any affiliated person of a fund, its investment advisor, or its distributor, on the other.

     After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, UBS Global AM and each fund's board determined that each fund has a legitimate business purpose for disclosing portfolio holdings to certain persons/entities and that the policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.

     UBS Global AM's procedures require that UBS Global AM Legal and Compliance address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of a fund's portfolio holdings is for a legitimate business purpose and in the best interests of the fund's shareholders prior to an officer of the fund or UBS Global AM Legal and Compliance authorizing the disclosure of portfolio holdings. UBS Global AM Legal and Compliance will periodically review how each fund's portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates and certain fiduciaries, and broker-dealers to ensure that such use is for legitimate business reasons and in the best interests of the fund's shareholders.

     BOARD OVERSIGHT. Each fund's board exercises continuing oversight of the disclosure of fund portfolio holdings by (i) overseeing the implementation and enforcement of the portfolio holdings disclosure policies and procedures, the fund's code of ethics, and policies and procedures regarding the misuse of inside information by the chief compliance officer of the fund, (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings, and
(iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. UBS Global AM and each fund's board reserve the right to amend a fund's policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time without prior notice in their sole discretion.

     COMPLETE PORTFOLIO HOLDINGS -- DISCLOSURE TO SERVICE PROVIDERS SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. UBS Global AM, for legitimate business purposes, may disclose a fund's complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services and other third parties that provide services (collectively, "Service Providers") to UBS Global AM and/or a fund.

     Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to a fund and its shareholder, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a fund officer or the General Counsel or an Associate General Counsel within the Legal and Compliance Department of UBS Global AM.

     COMPLETE PORTFOLIO HOLDINGS -- DISCLOSURE TO UBS GLOBAL AM AFFILIATES AND CERTAIN FIDUCIARIES SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. A fund's complete portfolio holdings may be disclosed between and among the following persons (collectively, "Affiliates and Fiduciaries"), subject to authorization by a fund officer or the General Counsel or an Associate General Counsel within the Legal and Compliance Department of UBS Global AM, for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons' continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under a fund's and/or UBS Global AM's code of ethics, a fund's policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the codes of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, transfer agent or custodian to a fund;
(iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or a fund; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a fund's current advisor; and (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

     The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to a fund and its shareholders and the legitimate business purposes served by such disclosure.

     COMPLETE AND PARTIAL PORTFOLIO HOLDINGS -- ARRANGEMENTS TO DISCLOSE TO SERVICE PROVIDERS AND FIDUCIARIES. As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the funds have arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the funds are:

     - State Street Bank and Trust Company, each fund's custodian, receives portfolio holdings information daily on a real-time basis.

     - Ernst & Young LLP, each fund's auditors, receives portfolio holdings information on an annual and semi-annual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young. Ernst & Young also receives portfolio holdings information once a year at a month-end for annual audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young.

     - The rating agencies of Morningstar, Standard & Poor's and Lipper receive portfolio holdings information on a monthly basis so that each fund may be included in each rating agency's industry reports and other materials. There is a 30-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agencies.

     - A limited number of financial services printers used by each fund to print and file its annual and semi-annual shareholder reports and other regulatory materials.

     COMPLETE AND PARTIAL PORTFOLIO HOLDINGS -- DISCLOSURE TO BROKER-DEALERS IN THE NORMAL COURSE OF MANAGING FUND ASSETS. An investment advisor, administrator or custodian for a fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a fund to one or more broker dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning a fund's portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of a fund or its agents. No fund has given its consent to any such use or disclosure and no person or agent of UBS Global AM is authorized to give such consent except as approved by a fund's board.

     COMPLETE AND PARTIAL PORTFOLIO HOLDINGS -- DISCLOSURE AS REQUIRED BY APPLICABLE LAW. Fund portfolio holdings and other investment positions comprising a fund shall be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order.

     DISCLOSURE OF NON-MATERIAL INFORMATION. Policies and procedures regarding non-material information permit UBS Global AM fund officers, UBS Global AM fund portfolio managers, and other UBS Global AM representatives (collectively, "Approved Representatives") to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to a fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material nonpublic information.

     An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a fund. Nonexclusive examples of commentary and analysis about a fund include (i) the allocation of the fund's portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the stock and bond components of the fund's portfolio holdings and other investment positions,
(iii) the attribution of fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

     "Approved Representatives" include persons employed by or associated with UBS Global AM who have been authorized by the UBS Global AM Legal and Compliance to disclose recent portfolio changes and/or commentary and analysis in accordance with the applicable policies and procedures.

     PROHIBITIONS ON DISCLOSURE OF PORTFOLIO HOLDINGS. No person is authorized to disclose fund portfolio holdings or other investment positions (whether online at http://www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Investment Company Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

     PROHIBITIONS ON RECEIPT OF COMPENSATION OR OTHER CONSIDERATION. The portfolio holdings disclosure policies and procedures prohibit a fund, its investment advisor and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in a fund or in other investment companies or accounts managed by the investment adviser or by any affiliated person of the investment advisor.

                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     UBS Money Series (the "Trust") was organized on April 29, 1998 as a statutory trust under the laws of Delaware and currently has four series, including UBS Select Money Market Fund, UBS Select Treasury Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund. The trust has authority to establish additional series and issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share.

     The Trust is governed by a board of trustees, which oversees its funds' operations. Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. The tables below show, for each trustee (sometimes referred to as "board member") and officer, his or her name, address and age, the position held with the trust, the length of time served as a trustee or officer of the Trust, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

INTERESTED TRUSTEES

                                         TERM OF
                                       OFFICE+ AND
                          POSITION(S)   LENGTH OF                                NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,       HELD WITH      TIME       PRINCIPAL OCCUPATION(S)      FUND COMPLEX OVERSEEN       OTHER DIRECTORSHIPS
         AND AGE             TRUST       SERVED        DURING PAST 5 YEARS             BY TRUSTEE               HELD BY TRUSTEE
      --------------      -----------  -----------   -----------------------     -----------------------      -------------------
Margo N. Alexander++; 58  Trustee      Since 1998   Mrs. Alexander is           Mrs. Alexander is a        None
c/o UBS Global Asset                                retired. She was an         director or trustee of 16
Management                                          executive vice president    investment companies
51 West 52nd Street                                 of UBS Financial Services   (consisting of 33
New York, NY 10019                                  Inc. (from March 1984 to    portfolios) for which UBS
                                                    December 2002). She was     Global AM or one of its
                                                    chief executive officer     affiliates serves as
                                                    (from January 1995 to       investment advisor,
                                                    October 2000), a director   sub-advisor or manager.
                                                    (from January 1995 to
                                                    September 2001) and
                                                    chairman (from March 1999
                                                    to September 2001) of UBS
                                                    Global AM (formerly known
                                                    as Mitchell Hutchins
                                                    Asset Management Inc.)

Meyer Feldberg+++; 63     Trustee      Since 1998   Professor Feldberg is a     Professor Feldberg is a    Professor Feldberg is
Morgan Stanley                                      senior advisor to Morgan    director or trustee of 30  also a director of
1585 Broadway                                       Stanley (financial          investment companies       Primedia Inc.
33rd Floor                                          services) (since March      (consisting of 47          (publishing), Federated
New York, NY 10036                                  2005). He is also Dean      portfolios) for which UBS  Department Stores, Inc.
                                                    Emeritus and Sanford        Global AM or one of its    (operator of department
                                                    Bernstein Professor of      affiliates serves as       stores), Revlon, Inc.
                                                    Leadership and Ethics at    investment advisor,        (cosmetics) and SAPPI,
                                                    Columbia Business School,   sub-advisor or manager.    Ltd. (producer of paper).
                                                    although on a two year
                                                    leave of absence. Prior
                                                    to July 2004, he was Dean
                                                    and Professor of
                                                    Management of the
                                                    Graduate School of
                                                    Business at Columbia
                                                    University (since 1989).

INDEPENDENT TRUSTEES

                                         TERM OF
                                       OFFICE+ AND
                          POSITION(S)   LENGTH OF                                NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,       HELD WITH      TIME       PRINCIPAL OCCUPATION(S)      FUND COMPLEX OVERSEEN       OTHER DIRECTORSHIPS
         AND AGE             TRUST       SERVED        DURING PAST 5 YEARS             BY TRUSTEE               HELD BY TRUSTEE
      --------------      -----------  -----------   -----------------------     -----------------------      -------------------
Richard Q. Armstrong; 70  Trustee and  Since 1998   Mr. Armstrong is chairman   Mr. Armstrong is a         None
c/o Willkie Farr &        Chairman of  (Trustee);   and principal of R.Q.A.     director or trustee of 16
Gallagher LLP             the Board    Since 2004   Enterprises (management     investment companies
787 Seventh Avenue        of Trustees  (Chairman    consulting firm) (since     (consisting of 33
New York, NY 10019-6099                of the       April 1991 and principal    portfolios) for which UBS
                                       Board of     occupation since March      Global AM or one of its
                                       Trustees)    1995).                      affiliates serves as
                                                                                investment advisor,
                                                                                sub-advisor or manager.

David J. Beaubien; 70     Trustee      Since 2001   Mr. Beaubien is retired     Mr. Beaubien is a          Mr. Beaubien is also a
84 Doane Road                                       (since 2003.) He was        director or trustee of 16  director of IEC
Ware, MA 01082                                      chairman of Yankee          investment companies       Electronics, Inc., a
                                                    Environmental Systems,      (consisting of 33          manufacturer of
                                                    Inc., a manufacturer of     portfolios) for which UBS  electronic assemblies.
                                                    meteorological measuring    Global AM or one of its
                                                    systems (since 1991).       affiliates serves as
                                                                                investment advisor,
                                                                                sub-advisor or manager.

Richard R. Burt; 58       Trustee      Since 1998   Mr. Burt is chairman of     Mr. Burt is a director or  Mr. Burt is also a
1275 Pennsylvania                                   Diligence LLC               trustee of 16 investment   director of Hollinger
Ave., N.W.                                          (international              companies (consisting of   International Inc.
Washington, D.C. 20004                              information and security    33 portfolios) for which   (publishing), HCL
                                                    firm) and IEP Advisors      UBS Global AM or one of    Technologies, Ltd.
                                                    (international              its affiliates serves as   (software and information
                                                    investments and             investment advisor,        technologies), The
                                                    consulting firm).           subadvisor or manager.     Central European Fund,
                                                                                                           Inc., The Germany Fund,
                                                                                                           Inc., IGT, Inc. (provides
                                                                                                           technology to gaming and
                                                                                                           wagering industry) and
                                                                                                           chairman of Weirton Steel
                                                                                                           Corp. (makes and finishes
                                                                                                           steel products). He is
                                                                                                           also a director or
                                                                                                           trustee of funds in the
                                                                                                           Scudder Mutual Funds
                                                                                                           Family (consisting of 52
                                                                                                           portfolios).

William D. White; 71      Trustee      Since 2001   Mr. White is retired        Mr. White is a director    None
P.O. Box 199                                        (since 1994).               or trustee of 16
Upper Black Eddy,                                                               investment companies
PA 18972                                                                        (consisting of 33
                                                                                portfolios) for which UBS
                                                                                Global AM or one of its
                                                                                affiliates serves as
                                                                                investment advisor,
                                                                                subadvisor or manager.

----------
+ Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age.
++ Mrs. Alexander is deemed an "interested person" of the Trust as defined in the Investment Company Act because an immediate family member is an employee of an affiliate of UBS Global AM.
+++ Professor Feldberg is deemed an "interested person" of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

OFFICERS

                               POSITION(S)       TERM OF OFFICE+
    NAME, ADDRESS               HELD WITH         AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
       AND AGE                    TRUST            TIME SERVED                        DURING PAST 5 YEARS
    -------------              -----------       ---------------                    -----------------------
Joseph Allessie*; 40        Vice President      Since 2005            Mr. Allessie is a director and associate general
                            and Assistant                             counsel at UBS Global Asset Management (US) Inc. and
                            Secretary                                 UBS Global Asset Management (Americas) Inc.
                                                                      (collectively, UBS Global AM -- Americas region")
                                                                      (since 2005). Prior to joining UBS Global AM --
                                                                      Americas region he was senior vice president and
                                                                      general counsel of Kenmar Advisory Corp. (from 2004 to
                                                                      2005). Prior to that Mr. Allessie was general counsel
                                                                      and secretary of Global Asset Management (USA) Inc.,
                                                                      GAM Investments, GAM Services, GAM Funds, Inc. and the
                                                                      GAM Avalon Funds (from 1999 to 2004). Such entities are
                                                                      affiliates of UBS Global AM -- Americas region. Prior
                                                                      to joining GAM, Mr. Allessie was Regulatory Officer to
                                                                      the State of New Jersey, Department of Law and Public
                                                                      Safety, Bureau of Securities (from 1993 to 1999).
                                                                      Mr. Allessie is a vice president and assistant secretary
                                                                      of 20 investment companies (consisting of 75 portfolios)
                                                                      for which UBS Global AM -- Americas region or one of
                                                                      its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

W. Douglas Beck*; 38        President           Since 2005            Mr. Beck is an executive director and head of product
                                                                      development and management for UBS Global AM --
                                                                      Americas region (since 2002). From March 1998 to
                                                                      November 2002, he held various positions at Merrill
                                                                      Lynch, the most recent being first vice president and
                                                                      co-manager of the managed solutions group. Mr. Beck is
                                                                      president of 20 investment companies (consisting of 75
                                                                      portfolios) for which UBS Global AM -- Americas region
                                                                      or one of its affiliates serves as investment advisor,
                                                                      sub-advisor or manager, and was vice president of such
                                                                      investment companies from 2003 to 2005.

                               POSITION(S)       TERM OF OFFICE+
    NAME, ADDRESS               HELD WITH         AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
       AND AGE                    TRUST            TIME SERVED                        DURING PAST 5 YEARS
    -------------              -----------       ---------------                    -----------------------
James Capezzuto*; 41        Vice President      Since 2004            Mr. Capezzuto is a director and associate general
                            and Assistant                             counsel at UBS Global AM -- Americas region (since
                            Secretary                                 2004). Prior to joining UBS Global AM -- Americas region
                                                                      he was senior vice president, senior compliance manager
                                                                      at Bank of America (from 2003 to 2004). Prior to
                                                                      that he was general counsel at Steinberg Priest &
                                                                      Sloane and prior to that he was director and senior
                                                                      counsel at Deutsche Asset Management (from 1996 to
                                                                      2002). Mr. Capezzuto is a vice president and assistant
                                                                      secretary of 20 investment companies (consisting of 75
                                                                      portfolios) for which UBS Global AM -- Americas region
                                                                      or one of its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

Thomas Disbrow*; 39         Vice President      Since 2000            Mr. Disbrow is a director, head of retail mutual fund
                            and Treasurer       (Vice                 operations and co-head of the mutual fund finance
                                                President);           department of UBS Global AM -- Americas region. Prior
                                                Since 2004            to November 1999, he was a vice president of
                                                (Treasurer)           Zweig/Glaser Advisers. Mr. Disbrow is a vice president
                                                                      and treasurer of 16 investment companies (consisting of
                                                                      33 portfolios) and vice president and assistant
                                                                      treasurer of four investment companies (consisting of
                                                                      42 portfolios) for which UBS Global AM -- Americas
                                                                      region or one of its affiliates serves as investment
                                                                      advisor, sub-advisor or manager.

Mark F. Kemper**; 47        Vice President      Since 2004            Mr. Kemper is general counsel of UBS Global AM --
                            and Secretary                             Americas region (since July 2004). Mr. Kemper also is
                                                                      an executive director of UBS Global AM -- Americas
                                                                      region. He was deputy general counsel of UBS Global
                                                                      Asset Management (Americas) Inc. ("UBS Global AM --
                                                                      Americas") from July 2001 to July 2004. He has been
                                                                      secretary of UBS Global AM -- Americas since 1999 and
                                                                      assistant secretary of UBS Global Asset Management Trust
                                                                      Company since 1993. Mr. Kemper is secretary of UBS Global
                                                                      AM -- Americas region (since 2004). Mr. Kemper is vice
                                                                      president and secretary of 20 investment companies
                                                                      (consisting of 75 portfolios) for which UBS Global AM --
                                                                      Americas region or one of its affiliates serves as
                                                                      investment advisor, sub-advisor or manager.

                               POSITION(S)       TERM OF OFFICE+
    NAME, ADDRESS               HELD WITH         AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
       AND AGE                    TRUST            TIME SERVED                        DURING PAST 5 YEARS
    -------------              -----------       ---------------                    -----------------------
Joanne M. Kilkeary*; 37     Vice President      Since 2004            Ms. Kilkeary is an associate director (since 2000) and
                            and Assistant                             a senior manager (since 2004) of the mutual fund
                            Treasurer                                 finance department of UBS Global AM -- Americas region.
                                                                      Ms. Kilkeary is a vice president and assistant
                                                                      treasurer of 16 investment companies (consisting of 33
                                                                      portfolios) for which UBS Global AM -- Americas region
                                                                      or one of its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

Joseph T. Malone*; 37       Vice President      Since 2004            Mr. Malone is a director and co-head of the mutual fund
                            and Assistant                             finance department of UBS Global AM -- Americas region.
                            Treasurer                                 From August 2000 through June 2001, he was the
                                                                      controller at AEA Investors Inc. From March 1998 to
                                                                      August 2000, Mr. Malone was a manager within the
                                                                      investment management services practice of
                                                                      PricewaterhouseCoopers LLC. Mr. Malone is vice
                                                                      president and assistant treasurer of 16 investment
                                                                      companies (consisting of 33 portfolios) and vice
                                                                      president, treasurer and principal accounting officer
                                                                      of four investment companies (consisting of 42
                                                                      portfolios) for which UBS Global AM -- Americas region
                                                                      or one of its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

Michael H. Markowitz**;     Vice President      Since 1998            Mr. Markowitz is a managing director, portfolio manager
40                                                                    and head of U.S. short duration fixed income of UBS
                                                                      Global AM -- Americas region. Mr. Markowitz is a vice
                                                                      president of five investment companies (consisting of
                                                                      21 portfolios) for which UBS Global AM -- Americas
                                                                      region or one of its affiliates serves as investment
                                                                      advisor, sub-advisor or manager.

Joseph McGill*; 43          Vice President      Since 2004            Mr. McGill is an executive director and chief
                            and Chief                                 compliance officer at UBS Global AM -- Americas region
                            Compliance                                (since 2003). Prior to joining UBS Global AM --
                            Officer                                   Americas region he was Assistant General Counsel at
                                                                      J.P. Morgan Investment Management (from 1999 to 2003).
                                                                      Mr. McGill is a vice president and chief compliance
                                                                      officer of 20 investment companies (consisting of 75
                                                                      portfolios) for which UBS Global AM -- Americas region
                                                                      or one of its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

                               POSITION(S)       TERM OF OFFICE+
    NAME, ADDRESS               HELD WITH         AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
       AND AGE                    TRUST            TIME SERVED                        DURING PAST 5 YEARS
    -------------              -----------       ---------------                    -----------------------
Robert Sabatino**; 31       Vice President      Since 2001            Mr. Sabatino is a director and portfolio manager of UBS
                                                                      Global AM -- Americas region in the short duration
                                                                      fixed income group (since October 2001). From 1995 to
                                                                      2001 he was a portfolio manager at Merrill Lynch
                                                                      Investment Managers responsible for the management of
                                                                      several retail and institutional money market funds.
                                                                      Mr. Sabatino is a vice president of one investment
                                                                      company (consisting of four portfolios) for which UBS
                                                                      Global AM -- Americas region or one of its affiliates
                                                                      serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 39           Vice President     Since 2005             Mr. Sanders is a director and associate general counsel of
                            and Assistant                             UBS Global AM-Americas region (since July 2005).  From
                            Secretary                                 1996 until June 2005, he held various positions at Fred
                                                                      Alger & Company, Incorporated, the most recent being
                                                                      assistant vice president and associate general counsel.
                                                                      Mr. Sanders is a vice president and assistant secretary
                                                                      of 16 investment companies (consisting of 33 portfolios)
                                                                      for which UBS Global AM-Americas region or one of its
                                                                      affiliates serves as investment advisor, sub-advisor or
                                                                      manager.

Keith A. Weller*; 44        Vice President      Since 1995            Mr. Weller is an executive director and associate
                            and Assistant                             general counsel of UBS Global AM -- Americas region.
                            Secretary                                 Mr. Weller is a vice president and assistant secretary
                                                                      of 20 investment companies (consisting of 75
                                                                      portfolios) for which UBS Global AM -- Americas region
                                                                      or one of its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
+ Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.

              INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUNDS' SHARES


                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                                   ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                           DOLLAR RANGE OF EQUITY      DOLLAR RANGE OF EQUITY          BY TRUSTEE FOR WHICH UBS GLOBAL AM
                            SECURITIES IN SELECT        SECURITIES IN SELECT       OR AN AFFILIATE SERVES AS INVESTMENT ADVISOR,
TRUSTEE                       MONEY MARKET FUND             TREASURY FUND                     SUB-ADVISOR OR MANAGER+
-------                    ----------------------      ----------------------     ----------------------------------------------
INTERESTED TRUSTEES
Margo N. Alexander                  None                        None                               Over $100,000

Meyer Feldberg                      None                        None                               Over $100,000

INDEPENDENT TRUSTEES
Richard Q. Armstrong                None                        None                               Over $100,000

David J. Beaubien                   None                        None                               Over $100,000

Richard R. Burt                     None                        None                               Over $100,000

William D. White                    None                        None                               Over $100,000

----------
+    Information regarding ownership is as of December 31, 2004.

                                   COMMITTEES

     The trust has an Audit Committee (formerly known as the Audit and Contract Review Committee) and a Nominating and Corporate Governance Committee. The members of the Audit Committee are currently the Independent Trustees (as defined herein). Richard Q. Armstrong is chairperson of the Audit Committee. The following Independent Trustees are members of the Nominating and Corporate Governance Committee: William D. White and Richard R. Burt
(Chairperson).

     The Audit Committee is responsible for, among other things: (i) overseeing the scope of a fund's audit; (ii) overseeing a fund's accounting and financial reporting policies, practices and internal controls; and (iii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of a fund's independent registered public accounting firm, as well as determining the compensation thereof. In furtherance of its duties, the Audit Committee also is responsible for, among other things: obtaining assurance from a fund's independent auditors of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent registered public accounting firm; inquiring as to a fund's qualification under Subchapter M of the internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent auditors any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit Committee has the responsibilities described above, it is not responsible for planning or conducting a fund's audit or determining whether a fund's financial statements are complete and accurate and are in accordance with U.S. generally accepted accounting principles. Absent actual knowledge to the contrary, Audit Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside a fund.

     The Audit Committee currently normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During the funds' fiscal year ended April 30, 2005, the Audit Committee held five meetings.

     The trust's board has also established a Nominating and Corporate Governance Committee that acts pursuant to a written charter. The Nominating and Corporate Governance Committee is responsible for, among other things, selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees; making recommendations to the board with respect to compensation of board and committee members; performing an annual evaluation of the board and its committees; reporting on such evaluation to the board; and performing other such corporate governance functions as the board may authorize. The Nominating and Corporate Governance Committee held four meetings during the fiscal year ended April 30, 2005. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy among the Independent Trustees occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the Trust at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's RESUME or CURRICULUM VITAE, and must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.

     INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY
             UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY
                   OR UNDER COMMON CONTROL WITH UBS GLOBAL AM

     As of December 31, 2004, the Independent Trustees and their immediate family members did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

                                  COMPENSATION

     Each Independent Trustee receives, in the aggregate from UBS Global AM funds, an annual retainer of $70,000, and a $13,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Independent Trustees who participate in previously scheduled in-person meetings by telephone to accommodate other business obligations are paid $2,000 for such meetings. Independent Trustees who participate in previously scheduled in-person meetings by telephone because of illness or other unavoidable circumstances are paid the full meeting fee. The board's Chairman receives annually $30,000; the chairperson of the Audit Committee receives annually $25,000; and the chairperson of the Nominating and Corporate Governance Committee receives annually $15,000; provided that, if a board member simultaneously holds more than one such position, he or she is paid only the higher of the fees otherwise payable for these positions. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) as follows: (i) one-half of the expense will be allocated pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment; and (ii) one-half of the expense will be allocated according to the number of such funds. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

     The table below includes certain information relating to the compensation of the trust's current board members and the compensation of those board members from all funds for which UBS Global AM or an affiliate served as investment advisor, sub-advisor or manager during the periods indicated.

                               COMPENSATION TABLE+

                                            SELECT MONEY      SELECT    TOTAL COMPENSATION FROM
                                               MARKET        TREASURY      THE TRUST AND THE
         NAME OF PERSON, POSITION               FUND*          FUND*        FUND COMPLEX**
         ------------------------           ------------     --------   -----------------------
         Richard Q. Armstrong,
           Trustee                            $ 15,961       $  3,246         $  150,875
         David J. Beaubien,
           Trustee                              13,319          2,703            129,000
         Richard R. Burt,
           Trustee                              13,319          2,703            127,000
         Meyer Feldberg,
           Trustee++                            14,487          2,946            249,000
         William D. White,
           Trustee                              13,319          2,703            129,000

----------
+ Only Independent Trustees are compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager; trustees who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

++ Until March 1, 2005, Professor Feldberg was an independent board member and was compensated as such by the funds for which UBS Global AM or an affiliate served as investment advisor, sub-advisor or manager. Effective March 1, 2005, Professor Feldberg is an "interested person" of the funds due to his position as senior advisor with Morgan Stanley. As such, Professor Feldberg is no longer compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor, or manager.

* Represents fees paid to each trustee during the fiscal year ended April 30, 2005.

** Represents fees paid during the calendar year ended December 31, 2004 to each board member by: (a) 16 investment companies in the case of Messrs. Armstrong, Beaubien, Burt and White; and (b) 31 investment companies in the case of Professor Feldberg, for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     As of August 2, 2005, trustees and officers owned in the aggregate less than 1% of the outstanding shares of each class of each fund.

     As of August 16, 2005, the trust's records showed no shareholders as owning of record 5% or more of a class of a fund's shares, and the trust is not aware of any person who owns beneficially 5% or more of any class of a fund's shares.

   INVESTMENT ADVISORY, ADMINISTRATION AND PRINCIPAL UNDERWRITING ARRANGEMENTS

     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS Global AM acts as investment advisor and administrator of Select Money Market Fund and Select Treasury Fund pursuant to a separate contract with respect to each fund (each an "Advisory and Administration Contract" or "Contract"). Under an Advisory and Administration Contract, each fund pays UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.18% of its average daily net assets.

     During each of the fiscal years indicated, the funds paid (or accrued) to UBS Global AM the following fees under its Advisory and Administration Contract, after giving effect to the following amounts in fee waivers. During these periods, UBS Global AM voluntarily waived a portion of its fees, as set forth below.

                                                                       FISCAL YEARS ENDED APRIL 30,
                                                               -------------------------------------------
                                                                   2005           2004            2003
                                                               ------------    ------------   ------------
     SELECT MONEY MARKET FUND
     Fee Amount Earned                                         $ 12,072,413    $ 12,324,476   $ 12,885,164
     Fee Amount Waived                                                   --         214,679        721,757

     SELECT TREASURY FUND
     Fee Amount Earned                                              683,820          39,710            N/A
     Fee Amount Waived                                                   --              --            N/A

     Under the terms of each Advisory and Administration Contract, UBS Global AM bears all expenses incurred in a fund's operation other than the fee payable under the Advisory and Administration Contract, the fees payable pursuant to the shareholder service plan adopted by the trust with respect to a fund's Financial Intermediary shares, fees and expenses (including counsel fees) of the Independent Trustees, interest, taxes, the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by a fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the trust or a fund is a party and of indemnifying officers and trustees of the trust).

     Although UBS Global AM is not obligated to pay the fees and expenses of the Independent Trustees, each Advisory and Administration Contract requires that UBS Global AM reduce its management fee by an amount equal to those fees and expenses.

     Expenses borne by UBS Global AM under an Advisory and Administration Contract include the following (or a fund's share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, UBS Global AM will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year),
(2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of the trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds, (6) ordinary legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificates (if any), (9) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy materials for existing shareholders, (10) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (11) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (12) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof,
(13) the cost of investment company literature and other publications provided to the trustees and officers, (14) costs of mailing, stationery and communications equipment, (15) expenses incident to any dividend, withdrawal or redemption options, (16) charges and expenses of any outside pricing service used to value portfolio securities, and (17) interest on borrowings.

     A fund's Advisory and Administration Contract is terminable (1) by the fund by vote of the board or by the holders of a majority of the outstanding voting securities of that fund at any time without penalty, on 60 days' written notice to UBS Global AM, and (2) by UBS Global AM at any time, without the payment of any penalty, on 60 days' written notice to the trust.


         SELECT MONEY MARKET FUND: BOARD APPROVAL OF ADVISORY AND
                         ADMINISTRATION AGREEMENT

BACKGROUND. At a meeting of the fund's board on July 20, 2005, the members of the board, including the fund's Independent Trustees, considered and approved the continuance of the Advisory and Administration Agreement. In preparing for the meeting, the board members had requested and received information from UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the fund, certain portions of which are discussed below.
The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Agreement. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

BOARD APPROVAL OF ADVISORY AND ADMINISTRATION AGREEMENT. In approving the Advisory and Administration Agreement, the Board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION AGREEMENT. The Board received and considered information regarding the nature, extent and quality of advisory services provided to the fund by UBS Global AM under the Advisory and Administration Agreement during the past year. The Board also received a description of the administrative and other services rendered to the fund and its shareholders by UBS Global AM. The Board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the fund's affairs and UBS Global AM's role in coordinating providers of other services to the fund, including custody, accounting and transfer agency services. The Board's evaluation of the services provided by UBS Global AM took into account the Board's knowledge and familiarity gained as Board members of funds in the UBS fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the fund's expanded compliance programs.

      The Board had available to it the qualifications, backgrounds and responsibilities of the fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the fund and recognized that many of these persons report to the Board regularly, some at every Board meeting. The Board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

       The Board reviewed how transactions in fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the Board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. The Board noted that UBS Global AM acts as the principal underwriter of the fund's shares and that it may enter into dealer agreements with UBS Financial Services Inc. and with unaffiliated broker-dealers to authorize them to sell the fund's shares. In addition, management also reported to the Board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

       The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Advisory and Administration Agreement.

FUND PERFORMANCE. The Board received and considered performance information of the fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, and five- year periods ended May 31, 2005, and since inception and noted that the Lipper data showed that the fund had ranked in the second quintile for the one-year period and in the first quintile for each of the other periods shown in its Performance Universe. The Board was provided with a description of the methodology Lipper used to determine the similarity of the fund with the funds included in the Performance Universe. The Board also noted that it had received information throughout the year at periodic intervals with respect to the fund's performance. Based on its review, the Board concluded that the fund's investment performance was satisfactory.

ADVISORY FEES AND EXPENSE RATIOS. The Board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The Board also reviewed and considered the actual fee rate (the "Actual Management Fee"). The Board recognized the less common nature of the fund's "unitary" fee structure, which had been designed to appeal to certain types of large institutional investors.

       Additionally, the Board received and considered information comparing the fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense Group").

       The comparative Lipper information showed that the fund's Contractual Management Fee was in the first quintile and its Actual Management Fee was in the third quintile for its Expense Group (i.e., third lowest and eight lowest of fourteen, respectively). The Board also noted that the fund's total expenses were in the second quintile for its Expense Group (i.e., fifth lowest out of fourteen for its Expense Group).

       Taking all of the above into consideration, the Board determined that the Contractual Management Fee was reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory and Administration Agreement.

ADVISOR PROFITABILITY. The Board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the fund. The Board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the Board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the fund.

ECONOMIES OF SCALE. The Board received and considered information from management regarding whether there have been economies of scale with respect to the management of the fund, whether the fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the fund were being passed along to the shareholders. The Board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

       The Board noted that the fund's Contractual Management Fee did not contain any breakpoints but that it was relatively low and economies of scale might inure more to UBS Global AM because UBS Global AM paid most of the fund's non-management operating expenses under the "unitary" fee structure. The Board considered management's statement that it believed economies of scale were being appropriately shared with fund shareholders. The Board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all.

       Generally, in light of UBS Global AM's profitability data and the Actual (as well as Contractual) Management Fee, the Board believed that UBS Global AM's response was acceptable.

OTHER BENEFITS TO UBS GLOBAL AM. The Board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the fund, including the opportunity to offer additional products and services to fund shareholders.

       In light of the costs of providing investment advisory, administrative and other services to the fund and UBS Global AM's ongoing commitment to the fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

       In light of all of the foregoing, the Board approved the Advisory and Administration Agreement to continue for another year.

       No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

               SELECT TREASURY FUND:  BOARD APPROVAL OF ADVISORY AND
                             ADMINISTRATION AGREEMENT

BACKGROUND. At a meeting of the fund's board on July 20, 2005, the members of the board, including the fund's Independent Trustees, considered and approved the continuance of the Advisory and Administration Agreement. In preparing for the meeting, the board members had requested and received information from UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the fund, certain portions of which are discussed below.
The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Agreement. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

BOARD APPROVAL OF ADVISORY AND ADMINISTRATION AGREEMENT. In approving the Advisory and Administration Agreement, the Board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION AGREEMENT. The Board received and considered information regarding the nature, extent and quality of advisory services provided to the fund by UBS Global AM under the Advisory and Administration Agreement during the past year. The Board also received a description of the administrative and other services rendered to the fund and its shareholders by UBS Global AM. The Board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the fund's affairs and UBS Global AM's role in coordinating providers of other services to the fund, including custody, accounting and transfer agency services. The Board's evaluation of the services provided by UBS Global AM took into account the Board's knowledge and familiarity gained as Board members of funds in the UBS fund complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the fund's expanded compliance programs.

       The Board had available to it the qualifications, backgrounds and responsibilities of the fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the fund and recognized that many of these persons report to the Board regularly, some at every Board meeting. The Board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

       The Board reviewed how transactions in fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the Board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. The Board noted that UBS Global AM acts as the principal underwriter of the fund's shares and that it may enter into dealer agreements with UBS Financial Services Inc. and with unaffiliated broker-dealers to authorize them to sell the fund's shares. In addition, management also reported to the Board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

       The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Advisory and Administration Agreement.

FUND PERFORMANCE. The Board received and considered performance information of the fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-year period ended May 31, 2005, and since inception and noted that the Lipper data showed that the fund had ranked in the first quintile for each of the periods shown. The Board was provided with a description of the methodology Lipper used to determine the similarity of the fund with the funds included in the Performance Universe. The Board also noted that it had received information throughout the year at periodic intervals with respect to the fund's performance. Based on its review, the Board concluded that the fund's investment performance was satisfactory.

ADVISORY FEES AND EXPENSE RATIOS. The Board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM and also considered the actual fee rate (the "Actual Management Fee") which, in the case of the fund, as there was no fee waiver, is the same as the Contractual Management Fee. The Board recognized the less common nature of the fund's "unitary" fee structure, which had been designed to appeal to certain types of large institutional investors.

       Additionally, the Board received and considered information comparing the fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense Group").

       The comparative Lipper information showed that the fund's Contractual Management Fee and Actual Management Fee were in the first quintile and the second quintile, respectively, and were each lower than those of most of the funds in their Expense Group (i.e., second lowest and fourth lowest of thirteen, respectively). The Board also noted that the fund's total expenses were the lowest of the thirteen funds in its Expense Group.

       Taking all of the above into consideration, the Board determined that the Contractual Management Fee was reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory and Administration Agreement.

ADVISOR PROFITABILITY. The Board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the fund. The Board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the Board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data. UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the fund.

ECONOMIES OF SCALE. The Board received and considered information from management regarding whether there have been economies of scale with respect to the management of the fund, whether the fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the fund were being passed along to the shareholders. The Board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

       The Board noted that the fund's Contractual Management Fee did not contain any breakpoints but that it was relatively low and economies of scale might inure more to UBS Global AM because UBS Global AM paid most of the fund's non-management operating expenses under the "unitary" fee structure. The Board considered management's statement that it believed economies of scale were being appropriately shared with fund shareholders. The Board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints at all.

       Generally, in light of UBS Global AM's profitability data and the Contractual Management Fee, the Board believed that UBS Global AM's response was acceptable.

OTHER BENEFITS TO UBS GLOBAL AM. The Board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the fund, including the opportunity to offer additional products and services to fund shareholders.

       In light of the costs of providing investment advisory, administrative and other services to the fund and UBS Global AM's ongoing commitment to the fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

       In light of all of the foregoing, the Board approved the Advisory and Administration Agreement to continue for another year.

       No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

     PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the principal underwriter of each class of shares of each fund pursuant to separate principal underwriting contracts for each fund (each a "Principal Underwriting Contract"). Each Principal Underwriting Contract requires UBS Global AM to use its best efforts, consistent with its other business, to sell shares of the fund. Shares of the funds are offered continuously. UBS Global AM enters into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other institutions to authorize them to sell fund shares.

     UBS Global AM may make payments to affiliated and unaffiliated dealers that engage in selling efforts on behalf of the funds. These payments generally will not exceed the annual rate of 0.04% of the value of a fund's shares sold as a result of such selling efforts; however, UBS Global AM may pay firms a higher fee on certain very large omnibus accounts, up to the annual rate of 0.05% for a single account with assets of $1 billion or more. Payments to affiliated and unaffiliated dealers are made by UBS Global AM out of its own resources, and the value of a shareholder's investment in a fund will be unaffected by these payments.

     UBS Global AM (not the funds) may pay fees to entities that make Institutional shares of the funds available to others. The annual rate of these fees will not exceed 0.05% of the average daily net asset value of Institutional shares held through, or in connection with, the entity, and will be paid monthly. UBS Global AM may pay affiliated or unaffiliated dealers a finder's fee at the annual rate of 0.01% where (1) UBS Global AM is paying shareholder servicing fees to a separate entity that makes Institutional shares available to others, and (2) the assets in this type of account reach at least $1.5 billion.

     UBS Global AM may also make cash and non-cash payments to broker-dealers and other financial intermediaries (collectively, "Financial Intermediaries"), subject to UBS Global AM's internal policies and procedures. UBS Global AM provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS Global AM. UBS Global AM also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM's internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM's headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM's internal policies and procedures, UBS Global AM may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM's promotional items of nominal value (golf balls, shirts, etc.). In addition, Financial Intermediaries may have omnibus accounts and similar arrangements with UBS Global AM and may be paid by UBS Global AM for providing sub-transfer agency and other services. UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114.

     SECURITIES LENDING. During the fiscal year ended April 30, 2005, Select Money Market and Select Treasury Fund earned $2,582 and $79,286, respectively, for lending their securities and Select Money Market and Select Treasury Fund paid (or accrued) $922 and $26,386, respectively, to UBS Securities LLC for its services as securities lending agent. During the period ended April 30, 2004, Select Treasury Fund earned $613 for lending its securities and paid (or accrued) $243 to UBS Securities LLC for its services as securities lending agent. During the fiscal years ended April 30, 2004 and 2003, Select Money Market Fund paid no fees to UBS Securities LLC or UBS Financial Services Inc. or their affiliates for their services as securities lending agents because Select Money Market Fund did not engage in any securities lending activities.

     FINANCIAL INTERMEDIARIES. Financial intermediaries (such as banks, savings associations, trust companies, brokers and investment advisors) may purchase Financial Intermediary shares of the funds for the benefit of their customers.

     The trust has adopted shareholder services plans with respect to the Financial Intermediary shares of the funds (each, a "Financial Intermediary Shares Plan" or "Plan").

     Each Plan requires that UBS Global AM provide to the board at least annually a written report of the amounts expended by UBS Global AM under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with UBS Global AM in providing information to the board with respect to amounts expended and services provided under the service agreement. Each Plan may be terminated at any time, without penalty, by vote of the trustees who are not "interested persons" as defined in the Investment Company Act of the trust, and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"). Any amendment to a Plan must be approved by the board and any material amendment must be approved by the relevant Independent Trustees.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the trust and UBS Global AM might be required to alter or discontinue their arrangements with financial intermediaries that are banks and change their method of operations with respect to shares of the funds. It is not anticipated, however, that any change in the trust's method of operations would affect the net asset value per share of a fund or result in a financial loss to any shareholder.

     Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund or UBS Global AM resulting from fiduciary funds being invested in shares of the funds. Before investing fiduciary funds in fund shares, financial intermediaries, including investment advisors and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

     The service agreements require a financial intermediary to comply with laws regarding the disclosure to its customers of the compensation payable to it under the Plans and any other compensation payable to it in connection with the investment of its customers' assets in shares of the funds. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with UBS Global AM in connection with their investments. Financial intermediaries providing services to owners of fund shares in certain states may be required to be registered as dealers under the laws of those states.

     FINANCIAL INTERMEDIARY SHARES PLANS. UBS Global AM implements the Financial Intermediary Shares Plans by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares on behalf of its customers. A service agreement requires the financial intermediary to provide support services to its customers who are the beneficial owners of the Financial Intermediary shares.

     Under the Financial Intermediary Shares Plans, each fund pays UBS Global AM a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares of the fund held by financial intermediaries on behalf of their customers. Under each service agreement, UBS Global AM pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with UBS Global AM; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting;
(viii) forwarding shareholder communications from the trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) such other similar services as UBS Global AM or a fund may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations.

     During the fiscal year ended April 30, 2003, the Select Money Market Fund had no Financial Intermediary shares outstanding; hence, no payments were made to UBS Global AM under its Plan. During the fiscal year ended April 30, 2004, the Select Money Market Fund had Financial Intermediary shares outstanding and therefore paid $233 to UBS Global AM under its Plan. During the fiscal year ended April 30, 2004, the Select Treasury Fund had no Financial Intermediary shares outstanding. During the fiscal year ended April 30, 2005, neither the Select Money Market Fund nor the Select Treasury Fund had any Financial Intermediary Shares outstanding.

                             PORTFOLIO TRANSACTIONS

     The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

     For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

     Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts may be used in advising the funds.

     During the fiscal years ended April 30, 2005, 2004 and 2003, the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.

     Investment decisions for the funds and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount in a manner deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

     As of April 30, 2005, the funds owned securities issued by the following companies which are regular broker-dealers for the funds:

SELECT MONEY MARKET FUND

ISSUER                                       TYPE OF SECURITY                VALUE
------                                       ----------------                -----
Deutsche Bank AG                          Certificate of Deposit        $  100,000,000
Deutsche Bank Financial LLC               Commercial Paper                  49,992,222
Deutsche Bank Securities, Inc.            Repurchase Agreement             125,000,000
Goldman Sachs Mortgage Corp.              Repurchase Agreement             125,000,000
Societe Generale                          Time Deposit                     170,000,000

SELECT TREASURY FUND

ISSUER                                       TYPE OF SECURITY                VALUE
------                                       ----------------                -----
Bank of America                           Repurchase Agreement          $   65,000,000
Bear Stearns & Co.                        Repurchase Agreement              65,000,000
Deutsche Bank Securities, Inc.            Repurchase Agreement              62,630,000
Morgan Stanley & Co.                      Repurchase Agreement              60,000,000

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS; FINANCIAL INSTITUTIONS

     ADDITIONAL REDEMPTION INFORMATION. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

     If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur expenses in converting these securities into cash.

     FINANCIAL INSTITUTIONS. The funds may authorize financial institutions and their delegates or agents to accept on the funds' behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. A fund will be deemed to have received these purchase and redemption orders when such an institution or its delegate or agent accepts them. Like all customer orders, these orders will be priced based on a fund's net asset value next computed after receipt of the order by the financial institutions and their delegates or their agents.

                               VALUATION OF SHARES

     Each fund uses its best efforts to maintain its net asset value at $1.00 per share. The funds' net asset values per share are typically determined by the funds' custodian, State Street Bank and Trust Company ("State Street").

     Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, a fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

     The funds' board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

     In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                                         TAXES

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each fund intends to qualify or to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders in each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, net income derived from an interest in a qualified publicly-traded partnership and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer, in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly-traded partnerships.

     By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for the taxable year. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     TAXES ON FUND DISTRIBUTIONS. Distributions of investment company taxable income are taxable to you, whether paid in cash or reinvested in fund shares. Distributions of net investment income received by each fund from investments in debt securities and any net realized short-term capital gains distributed by each fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations. Due to their investment strategies, each fund will not typically derive net long-term capital gains.

     Although current tax law generally provides for a minimum tax rate for individual taxpayers of 15% on certain qualifying dividend income, distributions from funds such as these funds investing primarily in bonds and other debt instruments will not generally qualify for the lower tax rates.

                                OTHER INFORMATION

     DELAWARE STATUTORY TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation's shareholders, shareholders of a fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the trust, Select Money Market Fund or Select Treasury Fund. However, the trust's Trust Instrument disclaims shareholder liability for acts or obligations of the trust or its funds. The Trust Instrument provides for indemnification from each fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of a fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

     CLASS OF SHARES. A share of each class of a fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share of a fund has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries and bear the related service costs.

     VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the trust may elect all its board members. The shares of a fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class. The shares of each series of the trust will be voted separately, except when an aggregate vote of all the shares is required by law. Financial intermediaries holding Financial Intermediary shares for their own accounts must undertake to vote those shares in the same proportions as the vote of shares held for their customers.

     UBS Money Series does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding no less than two thirds of the outstanding shares of UBS Money Series may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of the UBS Money Series.

     PRIOR NAMES. Prior to April 8, 2002, UBS Money Series was known as Brinson Money Series, and UBS Select Money Market Fund was known as Brinson Select Money Market Fund. Prior to May 9, 2001, UBS Money Series was known as "Mitchell Hutchins LIR Money Series," and UBS Select Money Market Fund was known as "Mitchell Hutchins LIR Select Money Fund." Prior to July 28, 1999, UBS Money Series was known as "Mitchell Hutchins Institutional Series."

     CUSTODIAN; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 2 Avenue DeLafayette, Boston, MA 02206-5501, is custodian of the funds' assets. PFPC Inc., a subsidiary of PNC Bank, N.A., located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as each fund's transfer and dividend disbursing agent.

     COUNSEL. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the funds. Dechert LLP also has acted as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Trustees.

     AUDITORS. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as independent registered public accounting firm for the funds.

                              FINANCIAL STATEMENTS

     The funds' Annual Report to Shareholders for their last fiscal year ended April 30, 2005 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by this reference in this SAI.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.


(C) 2005 UBS Global Asset Management (US) Inc.
All rights reserved.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


                          UBS Select Money Market Fund

                            UBS Select Treasury Fund


                                             Statement of Additional Information

                                                               August 30, 2005

PART C. OTHER INFORMATION

Item 23. EXHIBITS

(1)       (a)  Trust Instrument (1)

          (b)  Amendment to Trust Instrument effective July 28, 1999 (2)

          (c)  Amendment to Trust Instrument effective May 9, 2001 (3)

          (d)  Certificate of Amendment effective May 16, 2001 (3)

          (e)  Amendment to Trust Instrument effective April 8, 2002 (4)

          (f)  Certificate of Amendment (5)

(2)       (a)  By-Laws (1)

          (b)  Certificate of Amendment to By-Laws dated December 19, 2001 (4)

          (c)  Certificate of Amendment to By-Laws dated February 15, 2002 (4)

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest (6)

(4)       (a)  Investment Advisory and Administration Contract for UBS Select
               Money Market Fund (2)

          (b) Investment Advisory and Administration Contract for UBS Cash Reserves Fund (7)

          (c) Investment Advisory and Administration Contract for UBS Liquid Assets Fund (7)

          (d) Investment Advisory and Administration Contract for UBS Select Treasury Fund (5)

(5)       (a)  Principal Underwriting Contract for UBS Select Money Market
               Fund (3)

          (b) Distribution Contract for UBS Cash Reserves Fund and UBS Liquid Assets Fund (7)

          (c) Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Money Market Fund (3)

          (d)  Amendment to Dealer Agreement between UBS Global Asset Management
               (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Money Market Fund (8)

          (e) Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Securities LLC with respect to UBS Select Money Market Fund (3)

          (f) Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Cash Reserves Fund and UBS Liquid Assets Fund (7)

          (g)  Principal Underwriting Contract for UBS Select Treasury Fund (5)

          (h) Form of Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Treasury Fund (5)

(6)       Bonus, profit sharing or pension plans - none

(7)       (a)  Custodian Contract with State Street Bank and Trust Company for
               UBS Cash Reserves Fund and UBS Liquid Assets Fund (7)

          (b) Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to UBS Select Money Market Fund (9)

          (c) Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Treasury Fund (5)

(8)       (a)  (i)   Transfer Agency and Services Agreement for UBS Select Money
                     Market Fund (2)

               (ii) Transfer Agency and Related Services Agreement for UBS Cash Reserves Fund (3)

               (iii) Transfer Agency and Related Services Agreement for UBS
                     Liquid Assets Fund (3)

               (iv) Amendment No. 1 to Transfer Agency and Services Agreement for UBS Select Money Market Fund (9)

               (v) Amendment No. 2 to the Transfer Agency and Services Agreement for UBS Select Money Market Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund (10)

               (vi) Amendment No. 3 to the Transfer Agency and Services Agreement with PFPC Inc. to include UBS Select Treasury Fund (10)

          (b)  (i)   Form of Shareholder Services Plan and Agreement for UBS
                     Select Money Market Fund (3)

               (ii) Form of Shareholder Services Plan and Agreement for UBS Select Treasury Fund (11)

(9)       Opinion and Consent of Counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Consent of Independent Registered Public Accounting Firm (filed herewith)

(11)      Omitted Financial Statements - none

(12)      Letter of Investment Intent (1)

(13)      Plan pursuant to Rule 12b-1 - not applicable

(14)      (a)  Plan Pursuant to Rule 18f-3 with respect to UBS Select Money
               Market Fund (3)

          (b) Amendment to Plan Pursuant to Rule 18f-3 to include UBS Select Treasury Fund (5)

(15) Code of Ethics - not applicable. Each series of the Registrant is a money market fund.

(16) Powers of Attorney for Mrs. Alexander and Messrs. Armstrong, Beaubien, Burt, Feldberg, Schafer and White (12)

----------
(1) Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant's registration statement, SEC File No. 333-52965, filed July 29, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 3 to the Registrant's registration statement, SEC File No. 333-52965, filed September 1, 1999.

(3) Incorporated by reference from Post-Effective Amendment No. 10 to the Registrant's registration statement, SEC File No. 333-52965, filed August 29, 2001.

(4) Incorporated by reference from Post-Effective Amendment No. 11 to the Registrant's registration statement, SEC File No. 333-52965, filed April 30, 2002.

(5) Incorporated by reference from Post-Effective Amendment No. 16 to the Registrant's registration statement, SEC File No. 333-52965, filed April 28, 2004.

(6) Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

(7) Incorporated by reference from Post-Effective Amendment No. 8 to the Registrant's registration statement, SEC File No. 333-52965, filed August 25, 2000.

(8) Incorporated by reference from Post-Effective Amendment No. 14 to the Registrant's registration statement, SEC File No. 333-52965, filed August 29, 2003.

(9) Incorporated by reference from Post-Effective Amendment No. 9 to the Registrant's registration statement, SEC File No. 333-52965, filed April 12, 2001.

(10) Incorporated by reference from Post-Effective Amendment No. 17 to the Registrant's registration statement, SEC File No. 333-52965, filed August 30, 2004.

(11) Incorporated by reference from Post-Effective Amendment No. 15 to the Registrant's registration statement, SEC File No. 333-52965, filed January 23, 2004.

(12) Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of UBS Municipal Money Market Series, SEC File No. 33-36766, filed June 30, 2005.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 25.  INDEMNIFICATION

          Section 2 of Article IX of the Trust Instrument, as amended ("Trust Instrument"), "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

          Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or by any officer, agent, employee, investment advisor or independent contractor of the Registrant.

          Section 9 of each Investment Advisory and Administration Contract ("Advisory and Administration Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM") provides that UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series ("Fund") of the Registrant in connection with the matters to which the Advisory and Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS Global AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory and Administration Contract. Section 10 or 11 of each Advisory and Administration Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory and Administration Contract and that UBS Global AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.

          Section 9 of each Principal Underwriting Contract or Distribution Contract provides that the Trust will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended (the "1933 Act"). Section 9 of each Principal Underwriting Contract or Distribution Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Trust, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Contract.

          Section 15 of each Principal Underwriting Contract and Section 10 of the Distribution Contract contain provisions similar to Section 10 or 11 or the Advisory and Administration Contracts, with respect to UBS Global AM.

          Section 9 of each Dealer Agreement contains provisions similar to those of Section 9 of the Principal Underwriting Contract or Distribution Contract with respect to the applicable dealer.

          Insofar as indemnification for liabilities arising under the 1933 Act may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

          UBS Global AM, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITERS

               (a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following other investment companies:

               GLOBAL HIGH INCOME DOLLAR FUND INC.
               INSURED MUNICIPAL INCOME FUND INC.
               INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
               MANAGED HIGH YIELD PLUS FUND INC.
               SMA RELATIONSHIP TRUST
               STRATEGIC GLOBAL INCOME FUND, INC.
               THE UBS FUNDS
               UBS CASHFUND INC.
               UBS INDEX TRUST
               UBS INVESTMENT TRUST

               UBS MANAGED MUNICIPAL TRUST
               UBS MASTER SERIES, INC.
               UBS MUNICIPAL MONEY MARKET SERIES
               UBS PACE SELECT ADVISORS TRUST
               UBS RMA MONEY FUND INC.
               UBS RMA TAX-FREE FUND INC.
               UBS SERIES TRUST

               (b) UBS Global AM is the Registrant's principal underwriter. The directors and officers of UBS Global AM, their principal business addresses, and their positions and offices with UBS Global AM, are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219), and such information is hereby incorporated by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as trustees or officers of the Registrant.

NAME AND ADDRESS              POSITION(S) HELD WITH REGISTRANT      POSITION AND OFFICES WITH PRINCIPAL UNDERWRITER
----------------              --------------------------------      -----------------------------------------------
Joseph Allessie*              Vice President and Assistant          Director and Associate General Counsel of UBS
                              Secretary                             Global AM

W. Douglas Beck*              President                             Executive Director and Head of Mutual Fund
                                                                    Product Development and Management of UBS
                                                                    Global AM

James Capezzuto*              Vice President and Assistant          Director and Associate General Counsel of UBS
                              Secretary                             Global AM

Thomas Disbrow*               Vice President and Treasurer          Director and Head of Mutual Fund Operations and
                                                                    Co-Head of the Mutual Fund Finance Department
                                                                    of UBS Global AM

Mark F. Kemper**              Vice President and Secretary          Executive Director and General Counsel of UBS
                                                                    Global AM

Joanne M. Kilkeary*           Vice President and Assistant          Associate Director and a Senior Manager of the
                              Treasurer                             Mutual Fund Finance Department of UBS Global AM

Joseph McGill*                Vice President and Chief Compliance   Executive Director and Chief Compliance Officer
                              Officer                               of UBS Global AM

Joseph T. Malone*             Vice President and Assistant          Director and Co-Head of the Mutual Fund Finance
                              Treasurer                             Department of UBS Global AM

Michael H. Markowitz**        Vice President                        Managing Director, Portfolio Manager and Head
                                                                    of U.S. Short Duration Fixed Income of UBS
                                                                    Global AM

Robert Sabatino*              Vice President                        Director and Portfolio Manager of UBS Global AM
                                                                    in the Short Duration Fixed Income Group

NAME AND ADDRESS              POSITION(S) HELD WITH REGISTRANT      POSITION AND OFFICES WITH PRINCIPAL UNDERWRITER
----------------              --------------------------------      -----------------------------------------------
Eric Sanders*                 Vice President and Assistant          Director and Associate General Counsel of UBS
                              Secretary                             Global AM

Keith A. Weller*              Vice President and Assistant          Executive Director and Associate General
                              Secretary                             Counsel of UBS Global AM

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

               (c)  None.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          The books and other documents required (i) by paragraphs (b)(4), (c) and (d) of Rule 31a-1 and (ii) by paragraphs (a)(3), (a)(4), (a)(5), (c) and (e) of Rule 31a-2 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM, 51 West 52nd Street, New York, New York 10019-6114. Certain information required by Rule 31a-1(b)(1) to be maintained by a money market fund is maintained in the possession of UBS Global AM, at 51 West 52nd Street, New York, New York 10019-6114 and at One North Wacker Drive, Chicago, IL 60606. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  MANAGEMENT SERVICES

          Not applicable.

Item 30.  UNDERTAKINGS

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of August, 2005.

                                  UBS MONEY SERIES

                                  By:   /s/ Keith A. Weller
                                        -------------------
                                        Keith A. Weller
                                        Vice President and Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                      TITLE                                     DATE
---------                      -----                                     ----
/s/ Margo N. Alexander         Trustee                                   August 30, 2005
----------------------
Margo N. Alexander*

/s/ Richard Q. Armstrong       Trustee and Chairman of the Board of      August 30, 2005
------------------------       Trustees
Richard Q. Armstrong*

/s/ David J. Beaubien          Trustee                                   August 30, 2005
---------------------
David J. Beaubien*

/s/ W. Douglas Beck            President                                 August 30, 2005
-------------------
W. Douglas Beck*

/s/ Richard R. Burt            Trustee                                   August 30, 2005
-------------------
Richard R. Burt*

/s/ Thomas Disbrow             Vice President and Treasurer              August 30, 2005
------------------
Thomas Disbrow

/s/ Meyer Feldberg             Trustee                                   August 30, 2005
------------------
Meyer Feldberg*

/s/ William D. White           Trustee                                   August 30, 2005
--------------------
William D. White*


* Signatures affixed by Elise M. Dolan pursuant to Powers of Attorney dated May 12, 2005 and incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of UBS Municipal Money Market Series, SEC File No. 33-36766, filed June 30, 2005.

                                UBS MONEY SERIES

                                  EXHIBIT INDEX

(9)       Opinion and Consent of Counsel

(10)      Consent of Independent Registered Public Accounting Firm

                                        8